As filed with the Securities and Exchange Commission on June 8, 2007

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21647

                 NEUBERGER BERMAN INSTITUTIONAL LIQUIDITY SERIES
                 -----------------------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
               (Address of Principal Executive Offices - Zip Code)

       Registrant's telephone number, including area code: (212) 476-8800

       Peter E. Sundman, Chairman of the Board and Chief Executive Officer
                 Neuberger Berman Institutional Liquidity Series
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                              Arthur Delibert, Esq.
                 Kirkpatrick & Lockhart Preston Gates Ellis LLP
                               1601 K Street, N.W.
                           Washington, D.C. 20006-1600
                   (Names and Addresses of agents for service)


Date of fiscal year end: March 31, 2007

Date of reporting period: March 31, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO SHAREHOLDERS



Annual Report
March 31, 2007

                                                         [LOGO] NEUBERGER BERMAN
                                                       A LEHMAN BROTHERS COMPANY

                         NEUBERGER BERMAN
                         INSTITUTIONAL
                         LIQUIDITY SERIES
             ------------------------------------------------------

TRUST CLASS SHARES


                                                         Institutional Cash Fund

                                                                Prime Money Fund


Contents

THE FUNDS                                          THE MASTER SERIES'

CHAIRMAN'S LETTER                            2     SCHEDULE OF INVESTMENTS
                                                   Money Market Master Series                  22
PORTFOLIO COMMENTARY/                              Prime Master Series                         26
 MATURITY DIVERSIFICATION
Institutional Cash Fund                      3     FINANCIAL STATEMENTS                        31
Prime Money Fund                             4
Fund Expense Information                     7     FINANCIAL HIGHLIGHTS
                                                   Money Market Master Series                  37
FINANCIAL STATEMENTS                         9     Prime Master Series                         38

FINANCIAL HIGHLIGHTS PER SHARE DATA                REPORTS OF INDEPENDENT REGISTERED PUBLIC
Institutional Cash Fund                     17      ACCOUNTING FIRMS                           40
Prime Money Fund                            18     DIRECTORY                                   42
                                                   TRUSTEES AND OFFICERS                       43
REPORTS OF INDEPENDENT REGISTERED PUBLIC           PROXY VOTING POLICIES AND PROCEDURES        52
 ACCOUNTING FIRMS                           20     QUARTERLY PORTFOLIO SCHEDULE                52




"Neuberger Berman" and the Neuberger Berman logo are service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the individual fund names in this shareholder report are either service marks or registered service marks of Neuberger Berman Management Inc. (C)2007 Neuberger Berman Management Inc. All rights reserved.

CHAIRMAN'S LETTER

[PHOTO]
Peter Sundman


DEAR SHAREHOLDER,

I am pleased to present to you this annual report for the Neuberger Berman Institutional Cash Fund and the Neuberger Berman Prime Money Fund for the period ending March 31, 2007. The report includes portfolio commentary, a listing of the Funds' investments, and their audited financial statements for the reporting period.

After two final 25 basis point increases through June 2006, the Federal Reserve paused in the policy of monetary tightening it had been pursuing since June of 2004, and kept the key Fed Funds rate at 5.25% for the balance of the reporting period. The central bank continues to articulate concerns about inflation; it has noted that it will look to future data releases to assess the impact of past rate increases in containing inflation and engineering a soft landing for the economy. This will determine whether, in the view of the Fed, further increases will be necessary or if rates can be reduced.

The Funds performed admirably and as expected throughout the period. Our investment strategy combines a distinct process for interest rate risk management with dedicated credit research to build portfolios of high-quality securities that seek to respond quickly to changes in interest rates without sacrificing yield.

As always, we intend to proceed with caution to protect our clients' principal and maintain daily liquidity and diversification.

Sincerely,

/s/ Peter Sundman
PETER SUNDMAN
CHAIRMAN OF THE BOARD
NEUBERGER BERMAN INSTITUTIONAL
LIQUIDITY SERIES

                                                NEUBERGER BERMAN MARCH 31, 2007

INSTITUTIONAL LIQUIDITY SERIES Portfolio Commentaries

We are pleased to report that both the Neuberger Berman Institutional Cash Fund and the Neuberger Berman Prime Money Fund delivered positive returns and outperformed the iMoneyNet Money Fund Report Taxable First Tier Institutional Average during the fiscal year ending March 31, 2007.

The first three months of the period were marked by a continuation of the Federal Reserve's cycle of tightening, bringing the total number of increases to 17, which added 425 basis points to the key Fed Funds rate over the course of two years. However, in the statement accompanying its June 2006 rate decision, the Fed acknowledged that previous tightening moves had fostered the desired slowdown in economic growth, as evidenced by declining housing statistics and higher energy costs that were beginning to restrain consumer balance sheets. Data releases throughout July reinforced this view, and the Fed -- although it retained a tightening bias in its statements -- left rates unchanged at its early August meeting and kept them on hold for the balance of the fiscal year.

The combination of slower economic growth and a pause in the Fed's two-year tightening campaign led to a rally in bonds that began in the third quarter of calendar 2006, with the market delivering its best quarterly total return in four years and the fifth best in the last 10 years,* as average yields on the 10-year Treasury declined roughly 40 basis points between October and December 2006. The Fed continued its pause, removing language reflecting its tightening bias for its March 21 statement. This is a significant shift and suggests board members may be a bit more sanguine with respect to moderating economic prospects.

During the 12-month reporting period, investors were focused on issues including strains in the U.S. sub-prime mortgage market, inflationary pressures, and a vibrant U.S. employment picture. In recent months, there has been considerable anxiety surrounding the sub-prime mortgage market as delinquencies and foreclosures continue to climb. However, employment figures remain benign as monthly non-farm payrolls for the first quarter of 2007 averaged gains of 152,000 and the unemployment rate dropped to 4.4% at the end of March. The Core Personal Consumption Expenditures (PCE) Price Index, policy makers' preferred measure of inflation, increased to an annualized rate of 2.4% in February. This is above Fed officials' well known "comfort" level.

Looking forward, we expect the Fed to leave rates unchanged in the short term as it assesses the macroeconomic impact of a housing led slowdown on the broader economy. Inherent problems persist in the sub-prime sector but it is unclear whether these problems will move into the prime market. And although inflation remains stubbornly high, we feel that the Fed will be hard-pressed to raise short-term rates, despite board members' stated willingness to do so. Ultimately, we anticipate that the next move by the Fed will be to take rates lower, or to take no action and remain neutral. In the interim, we anticipate that rates will be limited to a trading range as the market and the Fed digest incoming data. We will seek to capitalize on pockets of interest rate volatility in an effort to provide consistent and secure returns to our shareholders.

INSTITUTIONAL CASH FUND

For the fiscal year ending on March 31, 2007, the Neuberger Berman Institutional Cash Fund returned 5.11% compared to the iMoneyNet Money Fund Report Taxable First Tier Institutional Average's 5.00%. The Fund closed fiscal 2007 with a 5.11% seven-day current yield and a 5.24% seven-day effective yield; this more closely reflects current earnings than the six-month or one-year figures.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH A MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE FUND ARE SUBJECT TO CHANGE. INVESTMENT RETURN WILL FLUCTUATE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

* As measured by the Lehman Brothers U.S. Aggregate Index.

PRIME MONEY FUND

For fiscal year ending on March 31, 2007, the Neuberger Berman Prime Money Fund returned 5.11% compared to the iMoneyNet Money Fund Report Taxable First Tier Institutional Average's 5.00%. The Fund closed fiscal 2007 with a 5.12% seven-day current yield and a 5.25% seven-day effective yield; this more closely reflects current earnings than the six-month or one-year figures.

Sincerely,

/s/ John C. Donohue
/s/ Timothy J. Robey
JOHN C. DONOHUE AND TIMOTHY J. ROBEY
PORTFOLIO CO-MANAGERS

--------------------------------------------------------------------------------



MONEY MARKET MASTER SERIES                PRIME MASTER SERIES
MATURITY DIVERSIFICATION                  MATURITY DIVERSIFICATION
(% BY MATURITY)                           (% BY MATURITY)

1-7 Days...................... 25.6%      1-7 Days...................... 22.8%
8-30 Days..................... 26.5       8-30 Days..................... 30.2
31-90 Days.................... 27.9       31-90 Days.................... 30.6
91-180 Days...................  9.8       91-180 Days................... 11.5
181+ Days..................... 10.2       181+ Days.....................  4.9

                                                NEUBERGER BERMAN MARCH 31, 2007

ENDNOTES

               1. Neuberger Berman Management Inc. ("Management") has contractually undertaken to reimburse Neuberger Berman Institutional Cash Fund and Neuberger Berman Prime Money Fund so that total operating expenses (exclusive of taxes, interest, brokerage commissions and extraordinary expenses of each Fund) are limited to 0.41% of average daily net assets. The undertakings last until March 31, 2010. Each Fund has contractually undertaken to reimburse Management for the excess expenses paid by Management, provided the reimbursements do not cause operating expenses (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) to exceed the above-stated expense limitation and the reimbursements are made within three years after the year that Management incurred the expense. For the year ended March 31, 2007, there was no reimbursement of expenses by Management to either Fund.

                    Prior to December 18, 2006 Management voluntarily agreed to waive its investment management fee in the amount of 0.02% of the average net assets of each Master Series in which a Fund invests. As a result of this waiver, each Fund indirectly received a management fee waiver and the investment management fee of each corresponding Master Series was limited to 0.08% of its average net assets. If this voluntary waiver had not been in place, performance would have been lower for each Fund. Effective December 18, 2006, the management fee of each corresponding Master Series was changed to an annual rate of 0.08% of its average daily net assets.

               2. "Current yield" of a money market fund refers to the income generated by an investment in the Fund over a recent 7-day period. This income is then "annualized." The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment. Yields of a money market fund will fluctuate and past performance is no guarantee of future results. Unaudited performance data current to the most recent month-end are available at www.nb.com.

GLOSSARY OF INDICES


                        THE iMONEYNET MONEY FUND    Measures the performance of institutional money market mutual funds which invest
REPORT TAXABLE FIRST TIER INSTITUTIONAL AVERAGE:    in anything allowable, except Second Tier Commercial Paper.

           LEHMAN BROTHERS U.S. AGGREGATE INDEX:    An unmanaged index that represents the U.S. domestic investment grade bond market. It is comprised of the Lehman Brothers Government/Corporate Bond Index,
                                                    Mortgage-Backed Securities Index, and Asset-Backed Securities Index, including securities that are of investment-grade quality or better, have at least one year to maturity, and have an outstanding par value of at least $100 million.

Please note that indices do not take into account any fees and expenses or any tax consequences of investing in the individual securities that they track and that individuals cannot invest directly in any index. Data about the performance of these indices are prepared or obtained by Neuberger Berman Management Inc. and include reinvestment of all dividends and capital gain distributions. The Funds may invest in securities not included in the above-described indices.

                                    NEUBERGER BERMAN MARCH 31, 2007 (UNAUDITED)

INFORMATION ABOUT YOUR FUND'S EXPENSES

These tables are designed to provide information regarding costs related to your investments. All mutual funds incur operating expenses, which include each fund's proportionate share of expenses of its corresponding master series, administrative service fees and other expenses. The following examples are based on an investment of $1,000 made at the beginning of the six month period ended March 31, 2007 and held for the entire period. The tables illustrate the fund's costs in two ways:


             ACTUAL EXPENSES AND PERFORMANCE:    The first section of the table provides information about actual account values and actual expenses in dollars, based on the fund's actual performance during the period. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 =
                                                 8.6), then multiply the result by the number in the first section of the table under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid over the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES:    The second section of the table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return at 5% per year before expenses. This return is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
                                                 You may use this information to compare the ongoing costs of investing in these funds versus other funds. To do so, compare the expenses shown in this 5%
                                                 hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

EXPENSE INFORMATION As of 3/31/07 (Unaudited)

INSTITUTIONAL CASH FUND                                         PRIME MONEY FUND


                                         EXPENSES                                                        EXPENSES
           BEGINNING       ENDING     PAID DURING                          BEGINNING       ENDING     PAID DURING
             ACCOUNT      ACCOUNT     THE PERIOD*                            ACCOUNT      ACCOUNT     THE PERIOD*
               VALUE        VALUE        10/1/06-   EXPENSE                    VALUE        VALUE        10/1/06-   EXPENSE
ACTUAL       10/1/06      3/31/07        3/31/07      RATIO     ACTUAL       10/1/06      3/31/07        3/31/07      RATIO
-----------------------------------------------------------     -----------------------------------------------------------
Trust Class   $1,000.00   $1,025.80     $1.33       .26%        Trust Class     $1,000.00   $1,025.70       $1.37     .27%

HYPOTHETICAL (5% ANNUAL                                         HYPOTHETICAL (5% ANNUAL
RETURN BEFORE EXPENSES)**                                       RETURN BEFORE EXPENSES)**
----------------------------------------------------------      -----------------------------------------------------------
Trust Class   $1,000.00   $1,023.62     $1.33       .26%            Trust Class $1,000.00   $1,023.58       $1.37     .27%













 * For each fund, expenses are equal to the annualized expense ratio for the fund, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Each fund's expense ratio includes its proportionate share of the expenses of its corresponding master series.
** Hypothetical 5% annual return before expenses is calculated by multiplying the number of days in the most recent half year divided by 365.

                                                NEUBERGER BERMAN MARCH 31, 2007

STATEMENTS OF ASSETS AND LIABILITIES

                                                                    --------------------------------

INSTITUTIONAL LIQUIDITY SERIES                                      INSTITUTIONAL CASH  PRIME MONEY
(000'S OMITTED EXCEPT PER SHARE AMOUNTS)                                          FUND         FUND
ASSETS
    Investment in corresponding Master Series, at value (Note A)            $2,135,330     $804,779
TOTAL ASSETS                                                                 2,135,330      804,779
LIABILITIES
    Dividends payable                                                            9,968           --
    Payable to administrator (Note B)                                              293          109
    Accrued expenses and other payables                                             65           31
TOTAL LIABILITIES                                                               10,326          140
NET ASSETS AT VALUE                                                         $2,125,004     $804,639
NET ASSETS CONSIST OF:
    Paid-in capital                                                         $2,125,150     $804,680
    Undistributed net investment income (loss)                                      --            1
    Distributions in excess of net investment income                                (1)          --
    Accumulated net realized gains (losses) on investment                         (145)         (42)
NET ASSETS AT VALUE                                                         $2,125,004     $804,639
SHARES OUTSTANDING ($.001 PAR VALUE; UNLIMITED SHARES AUTHORIZED)            2,125,150      804,680
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                    $     1.00     $   1.00

See Notes to Financial Statements

                             NEUBERGER BERMAN FOR THE YEAR ENDED MARCH 31, 2007

STATEMENTS OF OPERATIONS

                                                                --------------------------------

INSTITUTIONAL LIQUIDITY SERIES                                  INSTITUTIONAL CASH  PRIME MONEY
(000'S OMITTED)                                                               FUND         FUND
INVESTMENT INCOME
Investment income from corresponding Master Series (Note A)               $120,925      $48,411
Expenses from corresponding Master Series (Notes A & B)                     (2,368)        (897)
Net investment income from corresponding Master Series                     118,557       47,514
Expenses:
Administration fees (Note B)                                                 3,440        1,374
Audit fees                                                                      13            6
Legal fees                                                                      49           59
Registration and filing fees                                                    59           36
Shareholder reports                                                             37           --
Shareholder servicing agent fees                                                12           44
Trustees' fees and expenses                                                      6            6
Miscellaneous                                                                   11           32
Total net expenses                                                           3,627        1,557
Net investment income                                                      114,930       45,957
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE A)
Net gain (loss) on investments from corresponding Master Series                (74)         (16)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS           $114,856      $45,941

See Notes to Financial Statements

                                                NEUBERGER BERMAN MARCH 31, 2007

STATEMENTS OF CHANGES IN NET ASSETS


                                                                          INSTITUTIONAL CASH FUND      PRIME MONEY FUND
                                                                         ---------------------------------------------------

INSTITUTIONAL LIQUIDITY SERIES                                                   Year         Year         Year         Year
                                                                                Ended        Ended        Ended        Ended
                                                                            March 31,    March 31,    March 31,    March 31,
                                                                                 2007         2006         2007         2006
(000'S OMITTED)
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)                                             $   114,930  $    72,141  $    45,957  $    25,802
Net realized gain (loss) on investments from corresponding Master Series         (74)         (52)         (16)         (26)
Net increase (decrease) in net assets resulting from operations              114,856       72,089       45,941       25,776
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE A):
Net investment income                                                       (114,931)     (72,141)     (45,958)     (25,802)
Total distributions to shareholders                                         (114,931)     (72,141)     (45,958)     (25,802)
FROM FUND SHARE TRANSACTIONS (NOTE D):
Proceeds from shares sold                                                  4,058,303    3,678,584    6,604,080    5,406,338
Proceeds from reinvestment of dividends and distributions                         61           31       45,958       25,802
Payments for shares redeemed                                              (3,961,741)  (3,898,018)  (6,677,295)  (5,301,954)
Net increase (decrease) from Fund share transactions                          96,623     (219,403)     (27,257)     130,186
NET INCREASE (DECREASE) IN NET ASSETS                                         96,548     (219,455)     (27,274)     130,160
NET ASSETS:
Beginning of year                                                          2,028,456    2,247,911      831,913      701,753
End of year                                                              $ 2,125,004  $ 2,028,456  $   804,639  $   831,913
Undistributed net investment income (loss) at end of year                $        --  $        --  $         1  $         2
Distributions in excess of net investment income at end of year          $        (1) $        --  $        --  $        --

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS Institutional Liquidity Series

          NOTE A--SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

     1 GENERAL: The Neuberger Berman Institutional Cash Fund ("Institutional Cash") and the Neuberger Berman Prime Money Fund ("Prime Money") (individually a "Fund," collectively, the "Funds"), are separate operating series of Neuberger Berman Institutional Liquidity Series (the "Trust"), a Delaware statutory trust organized pursuant to a Trust Instrument dated October 1, 2004. The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the Securities Act of 1933, as amended. The Funds each offer Trust Class shares. The Board of Trustees of the Trust (the "Board") may establish additional series or classes of shares without the approval of shareholders.

          The assets of each Fund belong only to that Fund, and the liabilities of each Fund are borne solely by that Fund and no other series of the Trust.

          Each Fund seeks to achieve its investment objective by investing all of its net investable assets in a Master Series of Institutional Liquidity Trust (each a "Master Series", collectively, the "Master Series") that has an investment objective identical to that of each respective Fund. Institutional Cash invests in Money Market Master
          Series (formerly, Institutional Liquidity Portfolio) and Prime Money invests in Prime Master Series (formerly, Prime Portfolio). The value of each Fund's investment in its corresponding Master Series reflects the Fund's proportionate interest in the net assets of its corresponding Master Series (85.64% for Institutional Cash and 12.41% for Prime Money at March 31, 2007). The performance of each Fund is directly affected by the performance of its corresponding Master Series. The financial statements of the Master Series, including the Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

          It is the policy of the Funds to maintain a continuous net asset value per share of $1.00; the Funds have adopted certain investment, valuation, and distribution policies, which conform to general industry practice, to enable them to do so. However, there is no assurance the Funds will be able to maintain a stable net asset value per share. Each of these Funds complies with Rule 2a-7 of the 1940 Act.

          The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires Management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

     2 Portfolio valuation: Each Fund records its investment in its corresponding Master Series at value. Investment securities held by the corresponding Master Series are valued as indicated in the notes following the Master Series' Schedules of Investments.

     3 Income tax information: The Funds are treated as separate entities for U.S. federal income tax purposes. It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no federal income or excise tax provision is required.

                                                NEUBERGER BERMAN MARCH 31, 2007

          Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Master Series, timing differences and differing characterization of distributions made by each Fund as a whole.

          As determined on March 31, 2007, there were no permanent differences resulting from different book and tax accounting.

          The tax character of distributions paid during the years ended March 31, 2007, and March 31, 2006 were as follows:

                                          DISTRIBUTIONS PAID FROM:
                                 ORDINARY INCOME                TOTAL
                                 2007        2006         2007          2006
      INSTITUTIONAL CASH   $114,931,025  $72,141,202  $114,931,025  $72,141,202
      PRIME MONEY            45,958,337   25,802,221    45,958,337   25,802,221


     As of March 31, 2007, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:

                             UNDISTRIBUTED             LOSS
                                  ORDINARY    CARRYFORWARDS
                                    INCOME    AND DEFERRALS        TOTAL
          INSTITUTIONAL CASH    $9,966,946       $(144,709)   $9,822,237
          PRIME MONEY                5,467         (46,384)      (40,917)


     The difference between book and tax basis distributable earnings is attributable primarily to timing differences of distribution payments, post October loss deferrals, nondeductible organization costs, and capital loss carryforwards.

     To the extent each Fund's net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of each Fund not to distribute such gains. As determined on March 31, 2007, the Funds had unused capital loss carryforwards available for federal income tax purposes to offset net realized capital gains, if any, as follows:

                                                 EXPIRING IN:
                                                2013      2014      2015
                   INSTITUTIONAL CASH        $19,532   $16,151   $83,796
                   PRIME MONEY                  --       9,732    26,622


     Under current tax law, certain net capital losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. For the year ended March 31, 2007, the Funds elected to defer the following net capital losses arising between November 1, 2006 and March 31, 2007:

                   INSTITUTIONAL CASH                            $25,230
                   PRIME MONEY                                     5,667

NOTES TO FINANCIAL STATEMENTS Institutional Liquidity Series cont'd


     4 Distributions to shareholders: Each Fund earns income, net of expenses, daily on its investment in its corresponding Master Series. It is the policy of each Fund to declare distributions from net investment income on each business day; such distributions are paid or reinvested monthly. Distributions from net realized capital gains, if any, will be made annually. Income distributions and capital gain distributions to shareholders are recorded on the ex-date.

     5 Expense allocation: Certain expenses are applicable to multiple funds. Expenses directly attributable to a Fund are charged to that Fund. Expenses of the Trust that are not directly attributed to a Fund are allocated among the series of the Trust, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the funds can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which Management serves as investment manager, that are not directly attributed to a Fund or the Trust, are allocated among the Funds and the other investment companies in the complex or series thereof, on the basis of relative net assets, except where a more appropriate allocation of expenses to each investment company in the complex or series thereof can otherwise be made fairly.

     6 Other: All net investment income and realized and unrealized capital gains and losses of a Master Series are allocated pro rata among its respective funds and any other investors in the Master Series, if any.

     7 Indemnifications: Like many other companies, the Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

          Note   B--Management   Fees,    Administration   Fees,    Distribution
          Arrangements, and Other Transactions With Affiliates:

          Each Fund retains Management as its administrator under an Administration Agreement. Each Fund pays Management an administration fee at the annual rate of 0.15% of its average daily net assets under this agreement. Additionally, Management retains State Street Bank and Trust Company ("State Street") as its sub-administrator under a Sub-Administration Agreement. Management pays State Street a fee for all services received under the agreement. Each Fund indirectly pays for investment management services through its investment in its corresponding Master Series (see Note B of Notes to Financial Statements of the Master Series). As a result of a management fee waiver at the Master Series level, for the period ended December 17, 2006, each Fund indirectly received a management fee waiver of 0.02% of its average daily net assets, resulting in a reduction of expenses from the corresponding Master Series of $333,415 and $134,547 for Institutional Cash and Prime Money, respectively.

          Management has contractually undertaken to reimburse each Fund for its operating expenses plus its pro rata portion of its corresponding Master Series' operating expenses (including the fees payable to

                                                NEUBERGER BERMAN MARCH 31, 2007

     Management but excluding interest,  taxes,  brokerage  commissions and
     extraordinary   expenses)  ("Operating  Expenses")  which  exceed  the
     expense limitation as detailed in the following table:


                                                                     Contractual
                                                                   Reimbursement
                                    Contractual                  from Management
                                        Expense               for the Year Ended
                                  Limitation/(1)/  Expiration     March 31, 2007

  Institutional Cash Trust Class           0.41%    3/31/10                $--
  Prime Money Trust Class                  0.41%    3/31/10                 --


     /(1)/Expense limitation per annum of the Funds' average daily net assets.

     The Trust Class of each Fund has agreed to repay Management for its excess Operating Expenses previously reimbursed by Management, pursuant to a contractual expense limitation, so long as its annual Operating Expenses during that period do not exceed its expense limitation, and the repayments are made within three years after the year in which Management issued the reimbursement.

     During the year ended March 31, 2007, there was no reimbursement to Management under the agreement. At March 31, 2007, there were no contingent liabilities to Management under this agreement.

     Management and Lehman Brothers Asset Management LLC ("LBAM"), sub-adviser to each Master Series, are wholly-owned subsidiaries of Lehman Brothers Holdings Inc., a publicly-owned holding company. Several individuals who are officers and/or trustees of the Trust are also employees of LBAM and/or Management.

     Each Fund also has a distribution agreement with Management. Management receives no compensation under it and no commissions for sales or redemptions of shares of beneficial interest of each Fund.

     The Board has adopted a distribution plan ("Plan") with respect to the Trust Class of Prime Money, pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, Management may receive a maximum fee at the annual rate of 0.15% of such Trust Class' average daily net assets to support distribution and shareholder servicing. The Trust Class of Prime Money does not currently charge such a fee but may do so upon approval of the Board.

     Each Master Series has an expense offset arrangement in connection with its custodian contract. For the year ended March 31, 2007, the impact of this arrangement was a reduction of expenses of $30,767 and $5,031, for Institutional Cash and Prime Money, respectively.

     NOTE C--INVESTMENT TRANSACTIONS:

     During the year ended March 31, 2007, contributions and withdrawals in each Fund's investment in its corresponding Master Series were as follows:

                  (000'S OMITTED)                 CONTRIBUTIONS     WITHDRAWALS
                  INSTITUTIONAL CASH                 $3,284,672      $3,304,638
                  PRIME MONEY                         3,071,531       3,146,281

NOTES TO FINANCIAL STATEMENTS Institutional Liquidity Series cont'd

     NOTE D--FUND SHARE TRANSACTIONS:

     Share activity at $1.00 per share for the years ended March 31, 2007 and March 31, 2006 was as follows:


                          For the Year Ended March 31, 2007               For the Year Ended March 31, 2006
                             Shares Issued on                                Shares Issued on
                              Reinvestment of                                 Reinvestment of
                      Shares    Dividends and      Shares             Shares    Dividends and      Shares
(000's omitted)         Sold    Distributions    Redeemed    Total      Sold    Distributions    Redeemed     Total
Institutional Cash 4,058,303               61 (3,961,741)  96,623  3,678,584               31 (3,898,018) (219,403)
Prime Money        6,604,080           45,958 (6,677,295) (27,257) 5,406,338           25,802 (5,301,954)  130,186

     NOTE E--RECENT ACCOUNTING PRONOUNCEMENTS:

     On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 clarifies the accounting for income taxes, by prescribing a minimum recognition threshold a tax position is required to meet before being recognized in the financial statements. FIN 48 requires that a "more-likely-than-not" threshold be met before the benefit of a tax position may be recognized in the financial statements and prescribes how such benefit should be measured. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Securities and Exchange Commission will permit investment companies to delay implementation of FIN 48 until September 30, 2007. At this time, Management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

     In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. Management believes the adoption of SFAS 157 will not have a material impact on the Funds' financial position or results of operations.

                                                NEUBERGER BERMAN MARCH 31, 2007

FINANCIAL HIGHLIGHTS INSTITUTIONAL CASH FUND

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Master Series' Financial Statements and notes thereto.

Trust Class/+/                                                           Period from
                                                                   November 1, 2004^^
                                            Year Ended March 31,         to March 31,
                                     ----------------------------  ---------------------------

                                        2007          2006                      2005

Net Asset Value, Beginning of Period $ 1.0000      $ 1.0000                  $ 1.0000
                                     --------      --------                  --------

Income From Investment Operations:
Net Investment Income (Loss)            .0499         .0353                     .0083
Net Gains or Losses on Securities      (.0000)       (.0000)                    .0000
                                     --------      --------                  --------
Total From Investment Operations        .0499         .0353                     .0083
                                     --------      --------                  --------

Less Distributions From:
Net Investment Income                  (.0499)       (.0353)                   (.0083)
Net Capital Gains                          --            --                    (.0000)
                                     --------      --------                  --------
Total Distributions                    (.0499)       (.0353)                   (.0083)
                                     --------      --------                  --------
Net Asset Value, End of Period       $ 1.0000      $ 1.0000                  $ 1.0000
                                     --------      --------                  --------
Total Return/+//+/                      +5.11%        +3.59%                    +0.83%**/(S)/

Ratios/Supplemental Data
Net Assets, End of Period
 (in millions)                       $2,125.0      $2,028.5                  $2,247.9
Ratio of Gross Expenses to Average
 Net Assets/#/                            .26%          .28%                      .28%*
Ratio of Net Expenses to Average Net
 Assets                                   .26%/++/      .28%/++/                  .28%*/++/
Ratio of Net Investment Income
 (Loss) to Average Net Assets            5.00%         3.54%                     1.99% *

Trust Class/+/

                                                Year Ended October 31,
                                     --------------------------------------------

                                        2004           2003           2002

Net Asset Value, Beginning of Period $ 1.0000       $ 1.0000       $ 1.0000
                                     --------       --------       --------

Income From Investment Operations:
Net Investment Income (Loss)            .0092          .0096          .0176
Net Gains or Losses on Securities       .0000             --          .0000
                                     --------       --------       --------
Total From Investment Operations        .0092          .0096          .0176
                                     --------       --------       --------

Less Distributions From:
Net Investment Income                  (.0092)        (.0096)        (.0176)
Net Capital Gains                      (.0000)            --         (.0000)
                                     --------       --------       --------
Total Distributions                    (.0092)        (.0096)        (.0176)
                                     --------       --------       --------
Net Asset Value, End of Period       $ 1.0000       $ 1.0000       $ 1.0000
                                     --------       --------       --------
Total Return/+//+/                      +0.93%/(S)/    +0.97%/(S)/    +1.77%/(S)/

Ratios/Supplemental Data
Net Assets, End of Period
 (in millions)                       $2,691.5       $2,682.1       $3,156.5
Ratio of Gross Expenses to Average
 Net Assets/#/                            .28%           .28%           .28%
Ratio of Net Expenses to Average Net
 Assets                                   .28%           .28%           .28%
Ratio of Net Investment Income
 (Loss) to Average Net Assets             .92%           .97%          1.74%

See Notes to Financial Highlights

Financial Highlights Prime Money Fund

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Master Series' Financial Statements and notes thereto.

Trust Class/+/                                                                            Period from
                                                                                   December 27, 2004^
                                                            Year Ended March 31,         to March 31,
                                                            ---------------------  ---------------------


                                                                2007       2006                  2005

Net Asset Value, Beginning of Period                        $1.0000    $1.0000                $1.0000
                                                              -------   -------               -------

Income From Investment Operations:
Net Investment Income (Loss)                                  .0500      .0353                  .0058
Net Gains or Losses on Securities                            (.0000)    (.0000)                 .0000
                                                              -------   -------               -------
Total From Investment Operations                              .0500      .0353                  .0058
                                                              -------   -------               -------

Less Distributions From:
Net Investment Income                                        (.0500)    (.0353)                (.0058)
Net Capital Gains                                                --         --                 (.0000)
                                                              -------   -------               -------
Total Distributions                                          (.0500)    (.0353)                (.0058)
                                                              -------   -------               -------
Net Asset Value, End of Period                              $1.0000    $1.0000                $1.0000
                                                              -------   -------               -------
Total Return/+//+/                                            +5.11%     +3.59%                 +0.58%**

Ratios/Supplemental Data
Net Assets, End of Period (in millions)                     $ 804.6    $ 831.9                $ 701.8
Ratio of Gross Expenses to Average Net Assets/#/                .27%       .28%                   .32%*
Ratio of Net Expenses to Average Net Assets/++/                 .27%       .28%                   .31%*
Ratio of Net Investment Income (Loss) to Average Net Assets    5.00%      3.57%                  2.23%*

See Notes to Financial Highlights

                                                NEUBERGER BERMAN MARCH 31, 2007

Notes to Financial Highlights Institutional Liquidity Series

/+/ The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of its corresponding Master Series' income and expenses (except for the period from February 9, 2001 to December 29, 2004 for Institutional Cash when it was organized in a single-fund structure).

/+//+/ Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Current returns may be lower or higher than the performance data quoted. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. Total return would have been lower if Management had not waived certain expenses (see Note B of Notes to Financial Statements of Institutional Liquidity Series).

/#/ The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

/++/ After waiver of a portion of the investment management fee (see Note B of Notes to Financial Statements of Institutional Liquidity Series). Had Management not undertaken such action, the annualized ratios of net expenses to average daily net assets would have been:

                                                          Period from
                                                     November 1, 2004
                               Year Ended March 31,      to March 31,
                               2007       2006                   2005
Institutional Cash Trust Class  .28%       .30%                   .30%
                                                          Period from
                                                    December 27, 2004
                               Year Ended March 31,      to March 31,
                               2007       2006                   2005
Prime Money Trust Class         .28%       .30%                   .33%

/(S)/ Prior to December 30, 2004, Institutional Cash was organized in a multiple class structure rather than as a feeder fund in a master-feeder structure. Performance prior to the reorganization date of December 30, 2004 shown is that of the predecessor fund, the Neuberger Berman Institutional Cash Fund Trust Class.
^      The date investment operations commenced.
*      Annualized.
**     Not annualized.
^^ The Board of Trustees adopted a change in the Trust's fiscal year end date to March 31. Prior to March 31, 2005 the Trust's fiscal year end was October 31.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of
Neuberger Berman Institutional Liquidity Series and
Shareholders of Neuberger Berman Institutional Cash Fund:

We have audited the accompanying statement of assets and liabilities of Neuberger Berman Institutional Cash Fund (one of the series constituting Neuberger Berman Institutional Liquidity Series) (the "Fund"), as of March 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2007, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Neuberger Berman Institutional Cash Fund, a series of the Neuberger Berman Institutional Liquidity Series, at March 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                          /s/ Ernst & Young LLP

Boston, Massachusetts
May 16, 2007

                                                NEUBERGER BERMAN MARCH 31, 2007

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of
Neuberger Berman Institutional Liquidity Series and
Shareholders of Neuberger Berman Prime Money Fund

We have audited the accompanying statement of assets and liabilities of Neuberger Berman Prime Money Fund (the "Fund"), a series of Neuberger Berman Institutional Liquidity Series, as of March 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended, and the financial highlights for the period from December 27, 2004 to March 31, 2005. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Neuberger Berman Prime Money Fund as of March 31, 2007, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, and the financial highlights for the period from December 27, 2004 to March 31, 2005, in conformity with accounting principles generally accepted in the United States of America.

                                          TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
May 11, 2007

Schedule of Investments Money Market Master Series

Principal Amount                                                               Rating/(S)/    Value/+//+/
(000's omitted)                                                                Moody's S&P  (000's omitted)

U.S. Government Agency Securities (1.2%)
$30,000 Federal Home Loan Bank, Bonds, 5.38%, due 4/9/08                         AGY   AGY    $   30,000
                                                                                              ----------
Certificates of Deposit (4.2%)
 50,000 Barclays Bank NY, Yankee CD, 5.35% & 5.39%, due 1/31/08 & 4/23/08        P-1   A-1+       50,000
 10,000 Calyon NY, Euro CD, 5.35%, due 5/7/07                                    P-1   A-1+       10,000
 15,000 Charter One Bank NA, CD, 5.32%, due 4/17/07                              P-1   A-1+       15,000
 30,000 Natexis Banques Populaires, Yankee CD, 5.38% & 5.40%, due 1/9/08 &
        1/15/08                                                                  P-1   A-1+       30,000
                                                                                              ----------
        Total Certificates of Deposit                                                            105,000
                                                                                              ----------
Floating Rate Certificates of Deposit (3.0%)(mu)
 40,000 Calyon NY, Floating Rate Yankee CD, 5.26% & 5.29%, due 4/2/07 &
        6/13/07                                                                  P-1   A-1+       39,995
 30,000 Credit Suisse First Boston, Floating Rate Yankee CD, 5.31% & 5.36%,
        due 4/2/07 & 4/24/07                                                     P-1   A-1+       30,000
  5,000 Unicredito Italiano NY, Floating Rate Yankee CD, 5.34%, due 6/13/07      P-1   A-1         5,000
                                                                                              ----------
        Total Floating Rate Certificates of Deposit                                               74,995
                                                                                              ----------
Commercial Paper (49.0%)
Asset Backed (33.0%)
 40,000 Ajax Bambino Funding, Inc., 5.27%, due 4/11/07                           P-1   A-1+       39,947
 75,000 Amstel Funding Corp., 5.18%-5.24%, due 4/3/07-5/25/07                    P-1   A-1+       74,727
 36,347 Cancara Asset Securitization Ltd., 5.22%, due 6/6/07                     P-1   A-1+       36,005
 15,800 Chariot Funding LLC, 5.22%, due 6/5/07                                   P-1   A-1        15,653
 20,000 CRC Funding LLC, 5.21%, due 6/11/07                                      P-1   A-1+       19,797/n/
 25,000 Crown Point Capital Co., 5.24%, due 6/20/07                              P-1   A-1        24,712
 20,266 Erasmus Capital Corp., 5.25%, due 5/15/07                                P-1   A-1+       20,139
 43,832 Fairway Finance, 5.26%, due 4/13/07                                      P-1   A-1        43,762/n/
 40,000 Grampian Funding LLC, 5.21%, due 7/24/07                                 P-1   A-1+       39,346
 40,000 Lexington Parker Capital, 5.21%, due 7/17/07                             P-1   A-1        39,387
 55,000 North Sea Funding BV, 5.19% & 5.25%, due 4/30/07 & 5/3/07                P-1   A-1+       54,762
 30,000 Park Avenue Receivables Co. LLC, 5.22%, due 6/5/07                       P-1   A-1        29,722
 65,000 Picaros Funding, 5.15%-5.25%, due 5/23/07-7/10/07                        P-1   A-1+       64,374
 20,354 Scaldis Capital LLC, 5.19% & 5.22%, due 7/20/07 & 8/10/07                P-1   A-1+       20,003
 15,000 Sigma Finance, Inc., 5.19%, due 8/16/07                                  P-1   A-1+       14,706
 61,000 Solitaire Funding LLC, 5.24%, due 5/21/07 & 6/1/07                       P-1   A-1+       60,532
 36,636 Tempo Finance Ltd., 5.25%, due 4/23/07                                   P-1   A-1+       36,524
 51,442 Thames Asset Securitization LLC, 5.23%, due 6/12/07                      P-1   A-1        50,911
 67,953 Thunderbay Funding, Inc., 5.23%-5.26%, due 4/5/07-6/22/07                P-1   A-1        67,563
 70,000 Yorktown Capital, 5.25% & 5.26%, due 4/19/07 & 4/20/07                   P-1   A-1+       69,823
                                                                                              ----------
                                                                                                 822,395
                                                                                              ----------

                                                NEUBERGER BERMAN MARCH 31, 2007

Schedule of Investments Money Market Master Series cont'd

Principal Amount                                                               Rating/(S)/    Value/+//+/
(000's omitted)                                                                Moody's S&P  (000's omitted)

Banking/Foreign (13.6%)
$30,000 Bank of Ireland, 5.24%, due 5/14/07                                      P-1   A-1    $   29,816
 65,000 Danske Corp., 5.09%-5.23%, due 4/10/07-10/29/07                          P-1   A-1+       63,361
 35,000 Depfa Bank, 5.24%, due 5/21/07                                           P-1   A-1+       34,750
 65,000 DZ Bank AG, 5.25% & 5.26%, due 4/25/07                                   P-1   A-1        64,782
 70,000 Societe Generale NA, 5.15%-5.27%, due 4/4/07-9/12/07                     P-1   A-1+       69,029
 25,000 UBS Finance, Inc., 5.19%, due 8/15/07                                    P-1   A-1+       24,514
 25,000 Unicredito Italiano PLC, 5.24%, due 5/7/07                               P-1   A-1        24,873
 30,000 Westpac Banking Corp., 5.18%, due 8/8/07                                 P-1   A-1+       29,447
                                                                                              ----------
                                                                                                 340,572
                                                                                              ----------
Financial Services (0.4%)
 10,000 Morgan Stanley, 5.19%, due 7/23/07                                       P-1   A-1         9,839
                                                                                              ----------
Heavy Machinery/Equipment (2.0%)
 50,000 Caterpillar, Inc., 5.25%, due 5/17/07                                    P-1   A-1        49,672
                                                                                              ----------
        Total Commercial Paper                                                                 1,222,478
                                                                                              ----------
Time Deposits (3.6%)
 50,000 KeyBank National, 5.25%, due 4/2/07                                      P-1   A-1        50,000
 40,000 Suntrust Bank, Grand Cayman, Inc., 5.25%, due 4/2/07                     P-1   A-1        40,000
                                                                                              ----------
        Total Time Deposits                                                                       90,000
                                                                                              ----------
Corporate Debt Securities (4.3%)
Asset Backed (3.2%)
 80,000 Cullinan Finance Corp., Medium-Term Notes, 5.34%-5.41%, due
        10/10/07-4/10/08                                                         P-1   A-1+       79,999/n/
                                                                                              ----------
Banking/Foreign (0.6%)
 15,000 UBS AG, Medium-Term Notes, 5.42%, due 1/11/08                            P-1   A-1+       15,000
                                                                                              ----------
Financial Services (0.5%)
 11,020 CIT Group, Inc., Senior Notes, 5.75%, due 9/25/07                        P-1   A-1        11,038
                                                                                              ----------
        Total Corporate Debt Securities                                                          106,037
                                                                                              ----------
Floating Rate Corporate Debt Securities (34.1%)(mu)
Asset Backed (9.3%)
 20,000 American Honda Finance, Floating Rate Medium-Term Notes, 5.36%, due
        4/12/07                                                                  P-1   A-1        20,000/n/
 35,000 K2 (USA) LLC, Guaranteed Floating Rate Medium-Term Notes, 5.30% &
        5.33%, due 5/15/07 & 6/11/07                                             P-1   A-1+       34,995/n/
 20,000 Links Finance LLC, Floating Rate Medium-Term Notes, 5.28%, due 4/4/07    P-1   A-1+       20,000/n/
 65,000 Parkland (USA) LLC, Floating Rate Medium-Term Notes, 5.32%-5.34%, due
        4/10/07-6/25/07                                                          P-1   A-1+       64,995/n/
 10,880 Schreiber Capital Co., Floating Rate Bonds, 5.32%, due 4/5/07            P-1              10,880
 40,000 Tango Finance Corp., Floating Rate Medium-Term Notes, 5.31%-5.33%,
        due 5/7/07-6/21/07                                                       P-1   A-1+       39,997/n/
 40,000 Whistlejacket Capital LLC, Floating Rate Medium-Term Notes, 5.28% &
        5.32%, due 4/16/07 & 6/5/07                                              P-1   A-1+       39,998/n/
                                                                                              ----------
                                                                                                 230,865
                                                                                              ----------

Schedule of Investments Money Market Master Series cont'd

Principal Amount                                                               Rating/(S)/    Value/+//+/
(000's omitted)                                                                Moody's S&P  (000's omitted)

Banking/Domestic (6.4%)
$30,000 Bank of America NA, Floating Rate Bank Notes, 5.32%, due 5/15/07         P-1   A-1+   $   30,000
 55,000 JP Morgan Master Note, 5.52%, due 4/2/07                                 P-1   A-1+       55,000
 30,000 Wachovia Corp., Senior Floating Rate Notes, 5.44%, due 4/23/07           P-1   A-1+       30,011
 45,000 Wells Fargo & Co., Floating Rate Notes, 5.33%, due 4/16/07               P-1   A-1+       45,000/n/
                                                                                              ----------
                                                                                                 160,011
                                                                                              ----------
Banking/Foreign (10.0%)
 20,000 Banesto SA, Senior Unsubordinated Floating Rate Notes, 5.33%, due
        7/18/07                                                                  P-1   A-1        20,000/n/
 25,000 Bank of Ireland, Unsecured Floating Rate Medium-Term Notes, 5.30%,
        due 4/19/07                                                              P-1   A-1        25,000/n/
 20,000 Calyon NY, Floating Rate Notes, 5.33%, due 5/10/07                       P-1   A-1+       19,999
 33,300 Credit Suisse First Boston, Floating Rate Medium-Term Notes, 5.46%,
        due 4/5/07                                                               P-1   A-1+       33,300
 15,000 HBOS Treasury Services PLC, Guaranteed Floating Rate Meduim-Term
        Notes, 5.29%, due 4/10/07                                                P-1   A-1+       15,000/n/
 10,000 HSBC Finance Corp., Floating Rate Medium-Term Notes, 5.40%, due 4/4/07   P-1   A-1+       10,004
 15,000 HSBC Finance Corp., Floating Rate Notes, 5.37%, due 4/24/07              P-1   A-1+       15,000
 20,425 Nationwide Building, Floating Rate Notes, 5.48%, due 4/20/07             P-1   A-1        20,433/n/
 50,000 Royal Bank of Canada, Floating Rate Medium-Term Notes, 5.31%, due
        4/2/07                                                                   P-1   A-1+       50,000/n/
 39,000 Unicredito Italiano PLC, Guaranteed Floating Rate Notes, 5.33% &
        5.34%, due 4/10/07 & 4/16/07                                             P-1   A-1        39,000/n/
                                                                                              ----------
                                                                                                 247,736
                                                                                              ----------
Financial Services (8.4%)
 45,000 Bear Stearns Master Note, 5.37%, due 4/2/07                              P-1   A-1        45,000
 22,973 CIT Group, Inc., Floating Rate Medium-Term Notes, 5.58%, due 5/18/07     P-1   A-1        22,979
 20,000 CIT Group, Inc., Senior Unsecured Floating Rate Medium-Term Notes,
        5.43%, due 5/21/07                                                       P-1   A-1        20,016
  7,000 CIT Group, Inc., Senior Floating Rate Medium-Term Notes, 5.58%, due
        6/20/07                                                                  P-1   A-1         7,008
 35,000 Merrill Lynch & Co., Senior Unsecured Floating Rate Notes, 5.30%, due
        4/18/07                                                                  P-1   A-1+       35,000
 25,000 Merrill Lynch & Co., Floating Rate Medium-Term Notes, Ser. C, 5.49%,
        due 4/27/07                                                              P-1   A-1+       25,011
 55,000 Morgan Stanley, Senior Floating Rate Notes, 5.36% & 5.44%, due 4/2/07
        & 4/3/07                                                                 P-1   A-1        55,000
                                                                                              ----------
                                                                                                 210,014
                                                                                              ----------

        Total Floating Rate Corporate Debt Securities                                            848,626
                                                                                              ----------

                                                NEUBERGER BERMAN MARCH 31, 2007

Schedule of Investments Money Market Master Series cont'd

Principal Amount                                                               Rating/(S)/    Value/+//+/
(000's omitted)                                                                Moody's S&P  (000's omitted)

Promissory Notes (1.8%)(mu)
$45,000 Goldman Sachs Group, 5.36%-5.37%, due 4/2/07                             P-1   A-1    $   45,000
                                                                                              ----------
Asset-Backed Securities (0.5%)
  5,565 CIT Equipment Collateral, Ser. 2006-VT2, Class A1, 5.34%, due 11/20/07   P-1   A-1+        5,565
  7,547 USAA Auto Owner Trust, Ser. 2006-4, Class A1, 5.34%, due 12/13/07        P-1   A-1+        7,547
                                                                                              ----------

        Total Asset-Backed Securities                                                             13,112
                                                                                              ----------

        Total Investments (101.7%)                                                             2,535,248

        Liabilities, less cash, receivables and other assets [(1.7%)]                            (42,012)
                                                                                              ----------

        Total Net Assets (100.0%)                                                             $2,493,236
                                                                                              ----------

See Notes to Schedule of Investments

Schedule of Investments Prime Master Series

Principal Amount                                                                Rating/(S)/    Value/+//+/
(000's omitted)                                                                 Moody's S&P  (000's omitted)

U.S. Government Agency Securities (0.9%)
$ 60,000 Federal Home Loan Bank, Bonds, 5.38%, due 4/9/08                         AGY   AGY    $   60,000
                                                                                               ----------
Certificates of Deposit (2.2%)
  60,000 Barclays Bank NY, Yankee CD, 5.35%, due 4/23/08                          P-1   A-1+       60,000
  35,000 Charter One Bank NA, CD, 5.32%, due 4/17/07                              P-1   A-1+       35,000
  50,000 Credit Suisse First Boston, Yankee CD, 5.31%, due 4/4/07                 P-1   A-1+       50,000
                                                                                               ----------
         Total Certificates of Deposit                                                            145,000
                                                                                               ----------
Floating Rate Certificates of Deposit (2.4%)/(mu)/
  25,000 Barclays Bank NY, Floating Rate Yankee CD, 5.30%, due 6/5/07             P-1   A-1+       24,997
  90,000 Calyon NY, Floating Rate Yankee CD, 5.26 % & 5.32%, due 4/2/07           P-1   A-1+       89,990
  40,000 Credit Suisse First Boston, Floating Rate Yankee CD, 5.31% & 5.36%,
         due 4/2/07 & 4/24/07                                                     P-1   A-1+       40,000
                                                                                               ----------
         Total Floating Rate Certificates of Deposit                                              154,987
                                                                                               ----------
Commercial Paper (61.6%)
Asset Backed (47.8%)
 184,416 Ajax Bambino Funding, Inc., 5.25%-5.29%, due 4/10/07-6/11/07             P-1   A-1+      183,755
  10,000 Amstel Funding Corp., 5.18%, due 4/3/07                                  P-1   A-1+        9,999
  50,000 Amstel Funding Corp., 5.22%, due 4/16/07                                 P-1   A-1+       49,899/n/
 109,730 Barton Capital Corp., 5.25% & 5.26%, due 4/4/07 & 4/24/07                P-1   A-1+      109,579/n/
  43,240 Barton Capital Corp., 5.26%, due 4/10/07                                 P-1   A-1+       43,189
  60,840 Cancara Asset Securitization Ltd., 5.22%, due 6/6/07 & 6/11/07           P-1   A-1+       60,259
  53,823 Chariot Funding LLC, 5.25%, due 4/23/07                                  P-1   A-1        53,658
 215,000 Charta LLC, 5.24%-5.26%, due 4/9/07-6/25/07                              P-1   A-1       213,683
 203,586 Ciesco LLC, 5.23% & 5.25%, due 5/8/07 & 6/27/07                          P-1   A-1+      201,296
  50,000 CRC Funding LLC, 5.25%, due 4/9/07                                       P-1   A-1+       49,949
 125,000 CRC Funding LLC, 5.21% & 5.24%, due 5/2/07 & 6/11/07                     P-1   A-1+      124,022/n/
 184,192 Crown Point Capital Co., 5.16%-5.26%, due 4/5/07-9/10/07                 P-1   A-1       183,722
  50,000 Cullinan Finance Ltd., 5.18%, due 4/4/07                                 P-1   A-1+       49,986
 118,390 Edison Asset Securitization LLC, 5.18%-5.24%, due 4/9/07-7/6/07          P-1   A-1+      117,385
  41,891 Erasmus Capital Corp., 5.15%-5.29%, due 4/25/07-10/11/07                 P-1   A-1+       41,278
  68,108 Fairway Finance, 5.26%, due 4/13/07                                      P-1   A-1        67,999/n/
  11,509 Fairway Finance, 5.20%, due 8/1/07                                       P-1   A-1        11,308
  75,000 Grampian Funding LLC, 5.22%, due 4/13/07                                 P-1   A-1+       74,880
  28,011 Ivory Funding Corp., 5.23% & 5.24%, due 5/29/07 & 6/1/07                 P-1   A-1        27,771
 230,083 Jupiter Securitization Corp., 5.15%-5.25%, due 4/3/07-9/17/07            P-1   A-1       226,227
  19,680 K2 (USA) LLC, 5.21%, due 4/25/07                                         P-1   A-1+       19,614
  40,000 Lexington Parker Capital, 5.24%, due 5/8/07                              P-1   A-1        39,790
  60,516 Mane Funding Corp., 5.23%, due 6/19/07                                   P-1   A-1+       59,830
  10,297 Mont Blanc Capital Corp., 5.24%, due 5/15/07                             P-1   A-1+       10,233
  84,957 Old Line Funding LLC, 5.25%, due 4/20/07 & 4/27/07                       P-1   A-1+       84,691
  50,000 Park Avenue Receivables Co. LLC, 5.25%, due 4/23/07                      P-1   A-1        49,847

                                                NEUBERGER BERMAN MARCH 31, 2007

Schedule of Investments Prime Master Series cont'd


Principal Amount                                                                Rating/(S)/    Value/+//+/
(000's omitted)                                                                 Moody's S&P  (000's omitted)

$ 70,000 Park Granada LLC, 5.17% & 5.21%, due 7/30/07 & 9/25/07                   P-1   A-1+   $   68,512
 137,500 Picaros Funding, 5.15%-5.25%, due 5/3/07-7/10/07                         P-1   A-1+      136,486
  16,736 Regency Markets No. 1 LLC, 5.28%, due 4/25/07                            P-1   A-1        16,680
  16,047 Sheffield Receivables Corp., 5.26%, due 4/2/07                           P-1   A-1+       16,047
  50,000 Sigma Finance, Inc., 5.21%, due 8/16/07                                  P-1   A-1+       49,016
  20,000 Solitaire Funding LLC, 5.24%, due 5/21/07                                P-1   A-1+       19,857
  20,200 Tango Finance Corp., 5.24%, due 5/23/07                                  P-1   A-1+       20,050
 111,655 Thames Asset Securitization LLC, 5.23%-5.26%, due 4/5/07-6/12/07         P-1   A-1       111,442
 187,210 Thunderbay Funding, Inc., 5.25%-5.27%, due 4/18/07-5/7/07                P-1   A-1       186,472
  45,000 Variable Funding Capital Corp., 5.26%, due 4/2/07                        P-1   A-1+       45,000
 124,483 Wal-Mart Funding Corp., 5.23%, due 5/24/07                               P-1   A-1+      123,543
 141,935 Yorktown Capital, 5.24%-5.26%, due 4/11/07-5/21/07                       P-1   A-1+      141,285
                                                                                               ----------
                                                                                                3,098,239
                                                                                               ----------
Banking/Foreign (13.8%)
  28,005 Bank of America NA, 5.09%, due 10/12/07                                  P-1   A-1+       27,241
 145,000 Barclays U.S. Funding Corp., 5.20%-5.24%, due 4/16/07-8/13/07            P-1   A-1+      143,390
 100,000 Calyon NA, Inc., 5.21%, due 7/9/07                                       P-1   A-1+       98,583
  35,000 Credit Suisse First Boston, 5.24%, due 4/17/07                           P-1   A-1+       34,923
  50,000 Danske Corp., 5.09%, due 10/29/07                                        P-1   A-1+       48,515
 137,000 HSBC Bank USA, 5.20% & 5.22%, due 6/27/07 & 8/6/07                       P-1   A-1+      134,736
  11,000 ING America Insurance Holdings, Inc., 5.23%, due 4/5/07                  P-1   A-1+       10,995
  50,000 Rabobank U.S. Financial Corp., 5.12%, due 9/28/07                        P-1   A-1+       48,728
 145,000 Societe Generale NA, 5.08%-5.20%, due 8/8/07-10/29/07                    P-1   A-1+      141,383
 209,595 UBS Finance, Inc., 5.18%-5.24%, due 5/2/07-7/11/07                       P-1   A-1+      208,088
                                                                                               ----------
                                                                                                  896,582
                                                                                               ----------
         Total Commercial Paper                                                                 3,994,821
                                                                                               ----------
Floating Rate Commercial Paper (3.0%)(mu)
Financial Services (3.0%)
  75,000 Lexington Parker Capital, 5.31%, due 5/10/07                             P-1   A-1        74,995
 120,000 Morgan Stanley, 5.31%-5.32%, due 4/2/07-4/8/07                           P-1   A-1       120,000
                                                                                               ----------
         Total Floating Rate Commercial Paper                                                     194,995
                                                                                               ----------
Time Deposits (2.7%)
 177,000 Suntrust Bank, Grand Cayman, Inc., 5.25%, due 4/2/07 (Cost $177,000)     P-1   A-1       177,000
                                                                                               ----------
Corporate Debt Securities (1.8%)
Asset Backed (1.6%)
 100,000 Cullinan Finance Corp., Medium-Term Notes, 5.34%-5.41%, due
         10/10/07-4/10/08                                                         P-1   A-1+       99,998/n/
                                                                                               ----------
Banking/Foreign (0.2%)
  15,000 UBS AG, Medium-Term Notes, 5.42%, due 1/11/08                            P-1   A-1+       15,000
                                                                                               ----------
         Total Corporate Debt Securities                                                          114,998
                                                                                               ----------

Schedule of Investments Prime Master Series cont'd

Principal Amount                                                                Rating/(S)/    Value/+//+/
(000's omitted)                                                                 Moody's S&P  (000's omitted)

Floating Rate Corporate Debt Securities (25.9%)(mu)
Asset Backed (16.8%)
$ 15,000 American Honda Finance, Floating Rate Medium-Term Notes, 5.36%, due
         4/12/07                                                                  P-1   A-1    $   15,000/n/
  50,000 Beta Finance, Inc., Guaranteed Floating Rate Medium-Term Notes, 5.31%
         & 5.54%, due 4/2/07 & 5/18/07                                            P-1   A-1+       49,994/n/
  75,000 Cullinan Finance Corp., Floating Rate Medium-Term Notes, 5.32%, due
         5/15/07                                                                  P-1   A-1+       74,995/n/
  25,000 Dorada Finance, Inc., Floating Rate Medium-Term Notes, 5.31%, due
         5/16/07                                                                  P-1   A-1+       24,995/n/
 160,000 K2 (USA) LLC, Guaranteed Floating Rate Medium-Term Notes,
         5.30%-5.36%, due 4/25/07-6/22/07                                         P-1   A-1+      159,992/n/
 240,000 Links Finance LLC, Floating Rate Medium-Term Notes, 5.28%-5.32%, due
         4/10/07-6/1/07                                                           P-1   A-1+      239,973/n/
 197,500 Parkland (USA) LLC, Floating Rate Medium-Term Notes, 5.30%-5.34%, due
         4/10/07-6/25/07                                                          P-1   A-1+      197,492/n/
  85,000 Sigma Finance, Inc., Guaranteed Floating Rate Medium-Term Notes,
         5.28%-5.32%, due 4/20/07-6/20/07                                         P-1   A-1+       84,997/n/
 152,500 Tango Finance Corp., Floating Rate Medium-Term Notes, 5.31%-5.33%,
         due 4/30/07-6/25/07                                                      P-1   A-1+      152,495/n/
  90,000 Whistlejacket Capital LLC, Floating Rate Medium-Term Notes,
         5.28%-5.35%, due 4/16/07-6/13/07                                         P-1   A-1+       89,997/n/
                                                                                               ----------
                                                                                                1,089,930
                                                                                               ----------
Banking/Domestic (5.2%)
  75,000 American Express Bank FSB, Floating Rate Bank Notes, 5.29%, due
         4/12/07                                                                  P-1   A-1        74,998
  50,000 Bank of America NA, Floating Rate Bank Notes, 5.32%, due 5/15/07         P-1   A-1+       50,000
  17,000 Citigroup, Inc., Floating Rate Notes, 5.41%, due 6/4/07                  P-1   A-1+       17,002
 100,000 National City Bank, Floating Rate Bank Notes, 5.34%, due 4/25/07         P-1   A-1       100,012
  66,100 Wachovia Corp., Senior Floating Rate Notes, 5.44%, due 4/23/07           P-1   A-1+       66,124
  28,000 Wells Fargo & Co., Floating Rate Notes, 5.33%, due 4/16/07               P-1   A-1+       28,000/n/
                                                                                               ----------
                                                                                                  336,136
                                                                                               ----------
Banking/Foreign (2.0%)
  40,000 Calyon NY, Floating Rate Notes, 5.33%, due 5/10/07                       P-1   A-1+       39,998
  50,000 HSBC Finance Corp., Floating Rate Medium-Term Notes, 5.40%, due 4/4/07   P-1   A-1+       50,017
  40,000 Royal Bank of Canada, Floating Rate Medium-Term Notes, 5.31%, due
         4/2/07                                                                   P-1   A-1+       40,000/n/
                                                                                               ----------
                                                                                                  130,015
                                                                                               ----------

                                                NEUBERGER BERMAN MARCH 31, 2007

Schedule of Investments Prime Master Series cont'd

Principal Amount                                                                Rating/(S)/    Value/+//+/
(000's omitted)                                                                 Moody's S&P  (000's omitted)

Financial Services (1.9%)
$ 45,000 Bear Stearns Master Note, 5.56%, due 11/6/07                             P-1   A-1    $   45,000
  75,000 Merrill Lynch & Co., Senior Unsecured Floating Rate Notes, 5.30%, due
         4/18/07                                                                  P-1   A-1+       75,000
                                                                                               ----------
                                                                                                  120,000
                                                                                               ----------
         Total Floating Rate Corporate Debt Securities                                          1,676,081
                                                                                               ----------
Promissory Notes (1.6%)(mu)
 100,000 Goldman Sachs Group, 5.35%-5.43%, due 4/2/07                             P-1   A-1+      100,000
                                                                                               ----------
Asset-Backed Securities (0.3%)
   8,904 CIT Equipment Collateral, Ser. 2006-VT2, Class A1, 5.34%, due 11/20/07   P-1   A-1+        8,904
  12,579 USAA Auto Owner Trust, Ser. 2006-4, Class A1, 5.34%, due 12/13/07        P-1   A-1+       12,579
                                                                                               ----------
         Total Asset-Backed Securities                                                             21,483
                                                                                               ----------

         Total Investments (102.4%)                                                             6,639,365

         Liabilities, less cash, receivables and other assets [(2.4%)]                           (156,561)
                                                                                               ----------

         Total Net Assets (100.0%)                                                             $6,482,804
                                                                                               ----------

See Notes to Schedule of Investments

Notes to Schedule of Investments Institutional Liquidity Trust

/+//+/ Investment securities are valued at amortized cost, which approximates
       U.S. federal income tax cost.
/n/ Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A and have been deemed by the investment manager to be liquid. At March 31, 2007, these securities amounted to $577,976,000 or 23.2% of net assets for Money Market Master Series and $1,609,427,000 or 24.8% of net assets for Prime Master Series.
(mu) Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of March 31, 2007.
/(S)/  Credit Ratings are unaudited.

See Notes to Financial Statements

                                                NEUBERGER BERMAN MARCH 31, 2007

Statements of Assets and Liabilities


                                                                                   --------------------------

Institutional Liquidity Trust                                                       Money Market Prime Master
(000's omitted)                                                                    Master Series       Series
Assets
    Investments in securities, at value* (Note A)--see Schedule of Investments:
    Unaffiliated issuers                                                              $2,535,248   $6,639,365
    Cash                                                                                     221           --
    Interest receivable                                                                    8,005       14,767
    Receivable for securities sold                                                            --       24,949
    Prepaid expenses                                                                          55          156
Total Assets                                                                           2,543,529    6,679,237
Liabilities
    Due to custodian                                                                          --       65,673
    Payable for securities purchased                                                      49,998      129,986
    Payable to investment manager-net (Note B)                                               184          547
    Accrued expenses and other payables                                                      111          227
Total Liabilities                                                                         50,293      196,433
Net Assets Applicable to Investors' Beneficial Interests                              $2,493,236   $6,482,804
Net Assets consist of:
    Paid-in capital                                                                   $2,493,236   $6,482,804
*Cost of investments:
    Unaffiliated issuers                                                              $2,535,248   $6,639,365


See Notes to Financial Statements

                             NEUBERGER BERMAN FOR THE YEAR ENDED MARCH 31, 2007

Statements of Operations


                                                                      Money Market   Prime Master
                                                                      Master Series     Series
                                                                      ----------------------------

Institutional Liquidity Trust                                          For the Year  For the Year
                                                                              Ended         Ended
                                                                          March 31,     March 31,
                                                                               2007          2007
(000's omitted)
Investment Income
Income:
Interest income--unaffiliated issuers (Note A)                             $132,112      $296,858
                                                                      -----------------------------
Expenses:
Investment management fees (Note B)                                           2,368         5,199
Audit fees                                                                       32            29
Custodian fees (Note B)                                                         413           846
Insurance expense                                                               110           112
Legal fees                                                                        3             3
Rating agency fees                                                               --            25
Shareholder reports                                                               8             6
Trustees' fees and expenses                                                      26            26
Miscellaneous                                                                    22            40
                                                                      -----------------------------
Total expenses                                                                2,982         6,286
Investment management fees waived (Note B)                                     (360)         (719)
Expenses reduced by custodian fee expense offset arrangement (Note B)           (36)          (39)
                                                                      -----------------------------
Total net expenses                                                            2,586         5,528
                                                                      -----------------------------
Net investment income                                                      $129,526      $291,330
                                                                      -----------------------------
Realized and Unrealized Gain (Loss) on Investments (Note A)
Net realized gain (loss) on:
Sales of investment securities of unaffiliated issuers                          (78)          (95)
                                                                      -----------------------------
Net increase (decrease) in net assets resulting from operations            $129,448      $291,235
                                                                      -----------------------------

See Notes to Financial Statements

                                                NEUBERGER BERMAN MARCH 31, 2007

Statements of Changes in Net Assets


                                                                            MONEY MARKET MASTER SERIES
                                                                            ---------------------------

Institutional Liquidity Trust                                                       Year          Year
                                                                                   Ended         Ended
                                                                               March 31,     March 31,
                                                                                    2007          2006
(000's omitted)
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)                                                $   129,526   $    82,975
Net realized gain (loss) on investments                                             (78)          (56)
                                                                           ----------------------------
Net increase (decrease) in net assets resulting from operations                 129,448        82,919
                                                                           ----------------------------
Transactions in Investors' Beneficial Interest:
Contributions                                                                 5,640,176     4,162,855
Withdrawals                                                                  (5,506,910)   (4,433,678)
                                                                           ----------------------------
Net increase (decrease) from transactions in investors' beneficial interest     133,266      (270,823)
                                                                           ----------------------------
Net Increase (Decrease) in Net Assets                                           262,714      (187,904)
Net Assets:
Beginning of year                                                             2,230,522     2,418,426
                                                                           ----------------------------
End of year                                                                 $ 2,493,236   $ 2,230,522
                                                                           ----------------------------

                                                                                PRIME MASTER SERIES
                                                                            ---------------------------

Institutional Liquidity Trust                                                        Year          Year
                                                                                    Ended         Ended
                                                                                March 31,     March 31,
                                                                                     2007          2006
(000's omitted)
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)                                                $    291,330  $     76,803
Net realized gain (loss) on investments                                              (95)          (78)
                                                                           ----------------------------
Net increase (decrease) in net assets resulting from operations                  291,235        76,725
                                                                           ----------------------------
Transactions in Investors' Beneficial Interest:
Contributions                                                                 35,971,111    14,573,443
Withdrawals                                                                  (32,985,741)  (12,721,501)
                                                                           ----------------------------
Net increase (decrease) from transactions in investors' beneficial interest    2,985,370     1,851,942
                                                                           ----------------------------
Net Increase (Decrease) in Net Assets                                          3,276,605     1,928,667
Net Assets:
Beginning of year                                                              3,206,199     1,277,532
                                                                           ----------------------------
End of year                                                                 $  6,482,804  $  3,206,199
                                                                           ----------------------------


See Notes to Financial Statements

Notes to Financial Statements Institutional Liquidity Trust

     Note A--Summary of Significant Accounting Policies:

1 General: The Money Market Master Series (formerly, Institutional Liquidity Portfolio) and the Prime Master Series (formerly, Prime Portfolio) (individually a "Master Series," collectively, the "Master Series") are separate operating series of Institutional Liquidity Trust (the "Trust"), a Delaware statutory trust organized pursuant to a Trust Instrument dated October 1, 2004. The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended.

     Other investment companies sponsored by Neuberger Berman Management Inc. ("Management"), the Master Series' investment manager and Lehman Brothers Asset Management LLC ("LBAM"), the sub-adviser to the Master Series, whose financial statements are not presented herein, also invest in the Master Series.

     The assets of each Master Series belong only to that Master Series, and the liabilities of each Master Series are borne solely by that Master Series and no other series of the Trust.

     The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires Management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

2 Portfolio valuation: Investment securities are valued as indicated in the notes following the Master Series' Schedule of Investments.

3 Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Interest income, including accretion of discount (adjusted for original issue discount, where applicable), and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost and stated separately in the Statements of Operations.

4 Income tax information: It is the policy of the Master Series to comply with the requirements of the Internal Revenue Code. It is also the policy of the Master Series to conduct their operations so that each of its investors that are regulated investment companies and invest substantially all of their net investable assets therein will continue to qualify as such. Each Master Series will be treated as a partnership for U.S. federal income tax purposes and is therefore not subject to U.S. federal income tax.

5 Concentration of risk: Each Master Series normally concentrates in the financial services industries; therefore, factors influencing the health of those industries could have a significant negative effect on the Master Series' performance. These may include economic trends, governmental action, changes in interest rates, as well as the availability and cost of capital funds.

6 Expense allocation: Certain expenses are applicable to multiple funds. Expenses directly attributable to a Master Series are charged to that Master Series. Expenses of the Trust that are not directly attributed to a Master Series are allocated among the series of the Trust, on the basis of relative net assets, except

                                                NEUBERGER BERMAN MARCH 31, 2007

     where a more appropriate allocation of expenses to each of the series can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which Management serves as investment manager, that are not directly attributed to a Master Series or the Trust, are allocated among the Master Series and the other investment companies in the complex or series thereof, on the basis of relative net assets, except where a more appropriate allocation of expenses to each investment company in the complex or series thereof can otherwise be made fairly.

7 Repurchase agreements: Each Master Series may enter into repurchase agreements with institutions that Management has determined are creditworthy. Each repurchase agreement is recorded at cost. Each Master Series requires that the securities purchased in a repurchase agreement be transferred to the custodian in a manner sufficient to enable the Master Series to assert a perfected security interest in those securities in the event of a default under the repurchase agreement. Each Master Series monitors, on a daily basis, the value of the securities transferred to ensure that their value, including accrued interest, is greater than amounts owed to the Master Series under each such repurchase agreement.

8 Indemnifications: Like many other companies, the Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

     Note B--Management Fees and Other Transactions With Affiliates:

     Each Master Series retains Management as its investment manager under a Management Agreement. For such investment management services, prior to December 18, 2006, each Master Series paid Management a fee at the annual rate of 0.10% of its average daily net assets. Management voluntarily agreed to waive its management fee in the amount of 0.02% of the average daily net assets of each Master Series. For the year ended March 31, 2007, such waived fees amounted to $359,405 for Money Market Master Series and $719,512 for Prime Master Series, respectively. Effective December 18, 2006, each Master Series pays Management a fee at the annual rate of 0.08% of its average daily net assets.

     Management and LBAM, the sub-adviser to the Master Series, are wholly-owned subsidiaries of Lehman Brothers Holdings Inc., a publicly-owned holding company. LBAM is retained by Management to provide day-to-day investment management services. LBAM, as sub-adviser to each Master Series, receives a monthly fee paid by Management, based on an annual rate of each Master Series' average daily net assets. The Master Series do not pay a fee directly to LBAM for such services. As investment adviser, Management is responsible for overseeing the investment activities of LBAM. Several individuals who are officers and/or trustees of the Trust are also employees of LBAM and/or Management.

Notes to Financial Statements Institutional Liquidity Trust cont'd


     Each Master Series has an expense offset arrangement in connection with its custodian contract. For the year ended March 31, 2007, the impact of this arrangement was a reduction of expenses of $36,060 for Money Market Master Series and $38,957 for Prime Master Series.

     Note C--Securities Transactions:

     All securities transactions for Money Market Master Series and Prime Master Series were short-term.

     Note D--Recent Accounting Pronouncement:

     In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. Management believes the adoption of SFAS 157 will not have a material impact on the Master Series' financial position or results of operations.

                                                NEUBERGER BERMAN MARCH 31, 2007

Financial Highlights Money Market Master Series


                                                                           Period from
                                        Year Ended    Year Ended    December 30, 2004^
                                         March 31,     March 31,          to March 31,
                                        ------------  ------------  ---------------------


                                              2007          2006                  2005

Ratios to Average Net Assets:
Gross Expenses/#/                              .10%          .11%                  .11%*
Net Expenses/++/                               .10%          .11%                  .11%*
Net Investment Income (Loss)                  5.14%         3.72%                 2.38%*
Total Return/+/                              +5.27%        +3.87%                +0.63%**
Net Assets, End of Period (in millions)   $2,493.2      $2,230.5              $2,418.4

See Notes to Financial Highlights

Financial Highlights Prime Master Series


                                                                           Period from
                                        Year Ended    Year Ended    December 27, 2004^
                                         March 31,     March 31,          to March 31,
                                        ------------  ------------  ---------------------


                                              2007          2006                  2005

Ratios to Average Net Assets:
Gross Expenses/#/                              .10%          .11%                  .12%*
Net Expenses/++/                               .10%          .10%                  .11%*
Net Investment Income (Loss)                  5.19%         3.78%                 2.43%*
Total Return/+/                              +5.29%        +3.87%                +0.66%**
Net Assets, End of Period (in millions)   $6,482.8      $3,206.2              $1,277.5

See Notes to Financial Highlights

                                                NEUBERGER BERMAN MARCH 31, 2007

Notes to Financial Highlights Institutional Liquidity Trust


/#/ The Master Series is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

/++/ After waiver of a portion of the investment management fee by Management. Had Management not undertaken such action, the annualized ratios of net expenses to average daily net assets would have been:

                           Year Ended  Year Ended  Period Ended
                            March 31,   March 31,     March 31,
                                 2007        2006          2005
Money Market Master Series        .12%        .13%          .13%/(1)/
Prime Master Series               .11%        .12%          .13%/(2)/

/(1)/ Period from December 30, 2004 (commencement of operations) to March 31, 2005.
/(2)/ Period from December 27, 2004 (commencement of operations) to March 31, 2005.

/+/ Total return for the Master Series has been calculated based on the total return for the feeder funds that invest all of their net investable assets in the Master Series. Total return assumes all distributions were reinvested and adjusted for the difference in expenses as set forth in the Notes to the Financial Statements of the feeder funds. Results represent past performance and do not guarantee future results. Current returns may be lower or higher than the performance data quoted. Total return would have been lower had Management not waived a portion of the investment management fee.

^      The date investment operations commenced.
*      Annualized.
**     Not annualized.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of
Institutional Liquidity Trust and
Owners of Beneficial Interest of Money Market Master Series:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Money Market Master Series (formerly, Institutional Liquidity Portfolio) (one of the series constituting Institutional Liquidity Trust) (the "Master Series"), as of March 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Master Series' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Master Series' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master Series' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Money Market Master Series, a portfolio of Institutional Liquidity Trust, at
March 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.


                                          /s/ Ernst & Young LLP
Boston, Massachusetts
May 16, 2007

                                                NEUBERGER BERMAN MARCH 31, 2007

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of
Institutional Liquidity Trust and
Owners of Beneficial Interest of Prime Master Series

We have audited the accompanying statement of assets and liabilities of Prime Master Series (the "Master Series") (formerly Prime Portfolio), a series of Institutional Liquidity Trust, including the schedule of investments, as of March 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended, and the financial highlights for the period from December 27, 2004 to March 31, 2005. These financial statements and financial highlights are the responsibility of the Master Series' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Master Series is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master Series' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Prime Master Series as of March 31, 2007, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, and the financial highlights for the period from December 27, 2004 to March 31, 2005, in conformity with accounting principles generally accepted in the United States of America.

                                          TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
May 11, 2007

Directory

Investment Manager, Administrator and Distributor
Neuberger Berman Management Inc.
605 Third Avenue, 2nd Floor
New York, NY 10158-0180
800.877.9700 or 212.476.8800
Institutional Services 800.366.6264

Sub-Adviser
Lehman Brothers Asset Management LLC
399 Park Avenue
New York, NY 10022

Custodian and Shareholder Servicing Agent
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Address correspondence to:
Neuberger Berman Funds
c/o State Street Bank & Trust Co.
30 Dan Road
Canton, MA 02021

Legal Counsel
Kirkpatrick & Lockhart Preston Gates Ellis LLP
1601 K Street, NW
Washington, DC 20006

Independent Registered Public Accounting Firms
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Tait Weller & Baker LLP
1818 Market Street
Suite 2400
Philadelphia, PA 19103

                                                NEUBERGER BERMAN MARCH 31, 2007

Trustee and Officer Information

The following tables set forth information concerning the trustees and officers of the Trust. All persons named as trustees and officers also serve in similar capacities for other funds administered or managed by Management. The Statement of Additional Information includes additional information about fund trustees and is available upon request, without charge, by calling (800) 877-9700.

Information about the Board of Trustees

                                                                                  Number of
                                                                                   Funds in
                             Position and                                        Fund Complex         Other Directorships
                               Length of                                         Overseen by           Held Outside Fund
Name, Age, and Address/(1)/ Time Served/(2)/   Principal Occupation(s)/(3)/    Fund Trustee/(4)/    Complex by Fund Trustee
-------------------------------------------------------------------------------------------------------------------------------

Independent Fund Trustees
-------------------------------------------------------------------------------------------------------------------------------

John Cannon (77)             Trustee since   Consultant; formerly,                    61         Independent Trustee or
                             2004            Chairman, CDC Investment                            Director of three series of
                                             Advisers (registered investment                     Oppenheimer Funds:
                                             adviser), 1993 to January 1999;                     Limited Term New York
                                             formerly, President and Chief                       Municipal Fund, Rochester
                                             Executive Officer, AMA                              Fund Municipals, and
                                             Investment Advisors, an affiliate                   Oppenheimer Convertible
                                             of the American Medical                             Securities Fund since 1992.
                                             Association.
-------------------------------------------------------------------------------------------------------------------------------

Faith Colish (71)            Trustee since   Counsel, Carter Ledyard &                61         Formerly, Director (1997 to
                             2004            Milburn LLP (law firm) since                        2003) and Advisory Director
                                             October 2002; formerly,                             (2003 to 2006), ABA
                                             Attorney-at-Law and President,                      Retirement Funds (formerly,
                                             Faith Colish, A Professional                        American Bar Retirement
                                             Corporation, 1980 to 2002.                          Association) (not-for-profit
                                                                                                 membership corporation).
-------------------------------------------------------------------------------------------------------------------------------

C. Anne Harvey (69)          Trustee since   President, C.A. Harvey                   61         Formerly, President, Board
                             2004            Associates since October 2001;                      of Associates to The National
                                             formerly, Director, AARP, 1978                      Rehabilitation Hospital's
                                             to December 2001.                                   Board of Directors, 2001 to
                                                                                                 2002; formerly, Member,
                                                                                                 Individual Investors Advisory
                                                                                                 Committee to the New York
                                                                                                 Stock Exchange Board of
                                                                                                 Directors, 1998 to June 2002.
-------------------------------------------------------------------------------------------------------------------------------

Robert A. Kavesh (79)        Trustee since   Marcus Nadler Professor                  61         Formerly, Director, The
                             2004            Emeritus of Finance and                             Caring Community (not-for-
                                             Economics, New York                                 profit), 1997 to 2006;
                                             University Stern School of                          formerly, Director, DEL
                                             Business; formerly, Executive                       Laboratories, Inc. (cosmetics
                                             Secretary-Treasurer, American                       and pharmaceuticals), 1978
                                             Finance Association, 1961 to                        to 2004; formerly, Director,
                                             1979.                                               Apple Bank for Savings,
                                                                                                 1979 to 1990; formerly,
                                                                                                 Director, Western Pacific
                                                                                                 Industries, Inc., 1972 to 1986
                                                                                                 (public company).
-------------------------------------------------------------------------------------------------------------------------------

Trustee and Officer Information cont'd

                                                                                  Number of
                                                                                   Funds in
                             Position and                                        Fund Complex         Other Directorships
                               Length of                                         Overseen by           Held Outside Fund
Name, Age, and Address/(1)/ Time Served/(2)/   Principal Occupation(s)/(3)/    Fund Trustee/(4)/    Complex by Fund Trustee
------------------------------------------------------------------------------------------------------------------------------

 Michael M. Knetter (47)     Trustee since   Dean, School of Business,                61         Trustee, Northwestern
                             2007            University of Wisconsin--                           Mutual Series Fund, Inc.
                                             Madison; formerly, Professor of                     since February 2007;
                                             International Economics and                         Director, Wausau Paper since
                                             Associate Dean, Amos Tuck                           2005; Director, Great Wolf
                                             School of Business--Dartmouth                       Resorts since 2004.
                                             College, 1998 to 2002.
------------------------------------------------------------------------------------------------------------------------------

 Howard A. Mileaf (70)       Trustee since   Retired; formerly, Vice                  61         Director, Webfinancial
                             2004            President and General Counsel,                      Corporation (holding
                                             WHX Corporation (holding                            company) since December
                                             company), 1993 to 2001.                             2002; formerly, Director
                                                                                                 WHX Corporation (holding
                                                                                                 company), January 2002 to
                                                                                                 June 2005; formerly,
                                                                                                 Director, State Theatre of
                                                                                                 New Jersey (not-for-profit
                                                                                                 theater), 2000 to 2005.
------------------------------------------------------------------------------------------------------------------------------

 George W. Morriss (59)      Trustee since   Formerly, Executive Vice                 61         Member, Board of Managers,
                             2007            President and Chief Financial                       Old Mutual Funds of Hedge
                                             Officer, People's Bank (a                           Funds (registered hedge
                                             financial services company),                        fund) since October 2006.
                                             1991 to 2001.
------------------------------------------------------------------------------------------------------------------------------

 Edward I. O'Brien (78)      Trustee since   Formerly, Member, Investment             61         Director, Legg Mason, Inc.
                             2004            Policy Committee, Edward                            (financial services holding
                                             Jones, 1993 to 2001; President,                     company) since 1993;
                                             Securities Industry Association                     formerly, Director, Boston
                                             ("SIA") (securities industry's                      Financial Group (real estate
                                             representative in government                        and tax shelters), 1993 to
                                             relations and regulatory matters                    1999.
                                             at the federal and state levels),
                                             1974 to 1992; Adviser to SIA,
                                             November 1992 to November
                                             1993.
------------------------------------------------------------------------------------------------------------------------------

 William E. Rulon (74)       Trustee since   Retired; formerly, Senior Vice           61         Formerly, Director, Pro-Kids
                             2004            President, Foodmaker, Inc.                          Golf and Learning Academy
                                             (operator and franchiser of                         (teach golf and computer
                                             restaurants) until January 1997.                    usage to "at risk" children),
                                                                                                 1998 to 2006; formerly,
                                                                                                 Director, Prandium, Inc.
                                                                                                 (restaurants), March 2001 to
                                                                                                 July 2002.
------------------------------------------------------------------------------------------------------------------------------

                                                NEUBERGER BERMAN MARCH 31, 2007

                                                                                  Number of
                                                                                   Funds in
                             Position and                                        Fund Complex          Other Directorships
                               Length of                                         Overseen by            Held Outside Fund
Name, Age, and Address/(1)/ Time Served/(2)/   Principal Occupation(s)/(3)/    Fund Trustee/(4)/     Complex by Fund Trustee
--------------------------------------------------------------------------------------------------------------------------------

 Cornelius T. Ryan (75)      Trustee since   Founding General Partner,                61         None.
                             2004            Oxford Partners and Oxford
                                             Bioscience Partners (venture
                                             capital investing) and President,
                                             Oxford Venture Corporation
                                             since 1981.
--------------------------------------------------------------------------------------------------------------------------------

 Tom D. Seip (57)            Trustee since   General Partner, Seip                    61         Director, H&R Block, Inc.
                             2004; Lead      Investments LP (a private                           (financial services company)
                             Independent     investment partnership);                            since May 2001; Chairman,
                             Trustee         formerly, President and CEO,                        Compensation Committee,
                             beginning       Westaff, Inc. (temporary                            H&R Block, Inc. since 2006;
                             2006            staffing), May 2001 to January                      Director, America One
                                             2002; formerly, Senior                              Foundation since 1998;
                                             Executive at the Charles Schwab                     formerly, Chairman,
                                             Corporation, 1983 to 1998,                          Governance and Nominating
                                             including Chief Executive                           Committee, H&R Block, Inc.,
                                             Officer, Charles Schwab                             2004 to 2006; Director,
                                             Investment Management, Inc.                         Forward Management, Inc.
                                             and Trustee, Schwab Family of                       (asset management company),
                                             Funds and Schwab Investments,                       1999 to 2006; formerly
                                             1997 to 1998, and Executive                         Director, E-Bay Zoological
                                             Vice President-Retail                               Society, 1999 to 2003;
                                             Brokerage, Charles Schwab &                         formerly, Director, General
                                             Co., Inc., 1994 to 1997.                            Magic (voice recognition
                                                                                                 software), 2001 to 2002;
                                                                                                 formerly, Director, E-Finance
                                                                                                 Corporation (credit decisioning
                                                                                                 services), 1999 to 2003;
                                                                                                 formerly, Director, Save-
                                                                                                 Daily.com (micro investing
                                                                                                 services), 1999 to 2003.
--------------------------------------------------------------------------------------------------------------------------------

 Candace L. Straight (59)    Trustee since   Private investor and consultant          61         Director, Montpelier Re
                             2004            specializing in the insurance                       (reinsurance company) since
                                             industry; formerly, Advisory                        2006; Director, National
                                             Director, Securitas Capital LLC                     Atlantic Holdings Corporation
                                             (a global private equity                            (property and casualty
                                             investment firm dedicated to                        insurance company) since 2004;
                                             making investments in the                           Director, The Proformance
                                             insurance sector), 1998 to                          Insurance Company (property
                                             December 2003.                                      and casualty insurance
                                                                                                 company) since March 2004;
                                                                                                 formerly, Director, Providence
                                                                                                 Washington Insurance
                                                                                                 Company (property and
                                                                                                 casualty insurance company),
                                                                                                 December 1998 to March
                                                                                                 2006; formerly, Director,
                                                                                                 Summit Global Partners
                                                                                                 (insurance brokerage firm),
                                                                                                 2000 to 2005.

Trustee and Officer Information cont'd

                                                                                  Number of
                                                                                   Funds in
                             Position and                                        Fund Complex        Other Directorships
                               Length of                                         Overseen by          Held Outside Fund
Name, Age, and Address/(1)/ Time Served/(2)/   Principal Occupation(s)/(3)/    Fund Trustee/(4)/   Complex by Fund Trustee
----------------------------------------------------------------------------------------------------------------------------

   Peter P. Trapp (62)       Trustee since   Regional Manager for Mid-                61         None.
                             2004            Southern Region, Ford Motor
                                             Credit Company since
                                             September 1997; formerly,
                                             President, Ford Life Insurance
                                             Company, April 1995 to August
                                             1997.
----------------------------------------------------------------------------------------------------------------------------

Fund Trustees who are "Interested Persons"
----------------------------------------------------------------------------------------------------------------------------

   Jack L. Rivkin* (66)      President and   Executive Vice President and             61         Director, Dale Carnegie and
                             Trustee since   Chief Investment Officer,                           Associates, Inc. (private
                             2004            Neuberger Berman Inc. (holding                      company) since 1998;
                                             company) since 2002 and 2003,                       Director, Solbright, Inc.
                                             respectively; Managing Director                     (private company) since
                                             and Chief Investment Officer,                       1998.
                                             Neuberger Berman, LLC since
                                             December 2005 and 2003,
                                             respectively; formerly, Executive
                                             Vice President, Neuberger
                                             Berman, LLC, December 2002
                                             to 2005; Director and Chairman,
                                             Management since December
                                             2002; formerly, Executive Vice
                                             President, Citigroup
                                             Investments, Inc., September
                                             1995 to February 2002; formerly,
                                             Executive Vice President,
                                             Citigroup Inc., September 1995
                                             to February 2002.

                                                NEUBERGER BERMAN MARCH 31, 2007

                                                                                 Number of
                                                                                  Funds in
                             Position and                                       Fund Complex        Other Directorships
                               Length of                                        Overseen by          Held Outside Fund
Name, Age, and Address/(1)/ Time Served/(2)/   Principal Occupation(s)/(3)/   Fund Trustee/(4)/   Complex by Fund Trustee
----------------------------------------------------------------------------------------------------------------------------

  Peter E. Sundman* (48)     Chairman of     Executive Vice President,               61         Director and Vice President,
                             the Board,      Neuberger Berman Inc. (holding                     Neuberger & Berman
                             Chief           company) since 1999; Head of                       Agency, Inc. since 2000;
                             Executive       Neuberger Berman Inc.'s                            formerly, Director,
                             Officer and     Mutual Funds Business (since                       Neuberger Berman Inc.
                             Trustee since   1999) and Institutional Business                   (holding company), October
                             2004            (1999 to October 2005);                            1999 to March 2003;
                                             responsible for Managed                            Trustee, Frost Valley
                                             Accounts Business and                              YMCA; Trustee, College of
                                             intermediary distribution since                    Wooster.
                                             October 1999; President and
                                             Director, Management since
                                             1999; Managing Director,
                                             Neuberger Berman, LLC since
                                             2005; formerly, Executive Vice
                                             President, Neuberger Berman,
                                             LLC, 1999 to December 2005;
                                             formerly, Principal, Neuberger
                                             Berman, LLC, 1997 to 1999;
                                             formerly, Senior Vice President,
                                             Management, 1996 to 1999.

/(1)/ The business address of each listed person is 605 Third Avenue, New York, New York 10158.

/(2)/ Pursuant to the Trust's Trust Instrument, each Fund Trustee shall hold office for life or until his or her successor is elected or the Trust terminates; except that (a) any Fund Trustee may resign by delivering a written resignation; (b) any Fund Trustee may be removed with or without cause at any time by a written instrument signed by at least two-thirds of the other Fund Trustees; (c) any Fund Trustee who requests to be retired, or who has become unable to serve, may be retired by a written instrument signed by a majority of the other Fund Trustees; and (d) any Fund Trustee may be removed at any shareholder meeting by a vote of at least two-thirds of the outstanding shares.

/(3)/ Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

/(4)/ For funds organized in a master-feeder structure, we count the master fund and its associated feeder funds as a single portfolio.

 * Indicates a Fund Trustee who is an "interested person" within the meaning of the 1940 Act. Mr. Sundman and Mr. Rivkin are interested persons of the Trust by virtue of the fact that they are officers and/or directors of Management and/or LBAM.

Trustee and Officer Information cont'd


Information about the Officers of the Trust

                                     Position and
Name, Age, and Address/(1)/    Length of Time Served/(2)/              Principal Occupation(s)/(3)/
-------------------------------------------------------------------------------------------------------------

 Andrew B. Allard (45)      Anti-Money Laundering Compliance Senior Vice President, Neuberger Berman,
                            Officer since 2004               LLC since 2006; Deputy General Counsel,
                                                             Neuberger Berman, LLC since 2004; formerly,
                                                             Vice President, Neuberger Berman, LLC, 2000
                                                             to 2006; formerly, Associate General Counsel,
                                                             Neuberger Berman, LLC, 1999 to 2004; Anti-
                                                             Money Laundering Compliance Officer,
                                                             sixteen registered investment companies for
                                                             which Management acts as investment manager
                                                             and administrator (seven since 2002, three since
                                                             2003, four since 2004, one since 2005 and one
                                                             since 2006) and one registered investment
                                                             company for which Management acts as
                                                             investment adviser (since 2006).

 Michael J. Bradler (37)    Assistant Treasurer since 2005   Vice President, Neuberger Berman, LLC since
                                                             2006; Employee, Management since 1997;
                                                             Assistant Treasurer, sixteen registered
                                                             investment companies for which Management
                                                             acts as investment manager and administrator
                                                             (fifteen since 2005 and one since 2006) and one
                                                             registered investment company for which
                                                             Management acts as investment adviser (since
                                                             2006).

 Claudia A. Brandon (50)    Secretary since 2004             Senior Vice President, Neuberger Berman,
                                                             LLC since 2007; Vice President-Mutual Fund
                                                             Board Relations, Management since 2000 and
                                                             Assistant Secretary since 2004; formerly, Vice
                                                             President, Neuberger Berman, LLC, 2002 to
                                                             2006 and Employee since 1999; Secretary,
                                                             sixteen registered investment companies for
                                                             which Management acts as investment manager
                                                             and administrator (three since 1985, four since
                                                             2002, three since 2003, four since 2004, one
                                                             since 2005 and one since 2006) and one
                                                             registered investment company for which
                                                             Management acts as investment adviser (since
                                                             2006).

                                                NEUBERGER BERMAN MARCH 31, 2007

                                       Position and
Name, Age, and Address/(1)/      Length of Time Served/(2)/               Principal Occupation(s)/(3)/
----------------------------------------------------------------------------------------------------------------

  Robert Conti (50)         Vice President since 2004            Managing Director, Neuberger Berman, LLC
                                                                 since 2007; formerly, Senior Vice President,
                                                                 Neuberger Berman, LLC, 2003 to 2006;
                                                                 formerly, Vice President, Neuberger Berman,
                                                                 LLC, 1999 to 2003; Senior Vice President,
                                                                 Management since 2000; Vice President,
                                                                 sixteen registered investment companies for
                                                                 which Management acts as investment manager
                                                                 and administrator (three since 2000, four since
                                                                 2002, three since 2003, four since 2004, one
                                                                 since 2005 and one since 2006) and one
                                                                 registered investment company for which
                                                                 Management acts as investment adviser (since
                                                                 2006).

  Brian J. Gaffney (53)     Vice President since 2004            Managing Director, Neuberger Berman, LLC
                                                                 since 1999; Senior Vice President,
                                                                 Management since 2000; Vice President,
                                                                 sixteen registered investment companies for
                                                                 which Management acts as investment manager
                                                                 and administrator (three since 2000, four since
                                                                 2002, three since 2003, four since 2004, one
                                                                 since 2005 and one since 2006) and one
                                                                 registered investment company for which
                                                                 Management acts as investment adviser (since
                                                                 2006).

  Maxine L. Gerson (56)     Chief Legal Officer since 2005 (only Senior Vice President, Neuberger Berman, for purposes of sections 307 and 406 LLC since 2002; Deputy General Counsel and
                            of the Sarbanes-Oxley Act of 2002)   Assistant Secretary, Neuberger Berman, LLC
                                                                 since 2001; Secretary and General Counsel,
                                                                 Management since 2004; Chief Legal Officer
                                                                 (only for purposes of sections 307 and 406 of
                                                                 the Sarbanes-Oxley Act of 2002), sixteen
                                                                 registered investment companies for which
                                                                 Management acts as investment manager and
                                                                 administrator (fifteen since 2005 and one since
                                                                 2006) and one registered investment company
                                                                 for which Management acts as investment
                                                                 adviser (since 2006).

Trustee and Officer Information cont'd

                                        Position and
Name, Age, and Address/(1)/      Length of Time Served/(2)/                Principal Occupation(s)/(3)/
-----------------------------------------------------------------------------------------------------------------

  Sheila R. James (41)      Assistant Secretary since 2004        Assistant Vice President, Neuberger Berman,
                                                                  LLC since 2007 and Employee since 1999;
                                                                  Assistant Secretary, sixteen registered
                                                                  investment companies for which Management
                                                                  acts as investment manager and administrator
                                                                  (seven since 2002, three since 2003, four since
                                                                  2004, one since 2005 and one since 2006) and
                                                                  one registered investment company for which
                                                                  Management acts as investment adviser (since
                                                                  2006).

  Kevin Lyons (51)          Assistant Secretary since 2004        Employee, Neuberger Berman, LLC since
                                                                  1999; Assistant Secretary, sixteen registered
                                                                  investment companies for which Management
                                                                  acts as investment manager and administrator
                                                                  (ten since 2003, four since 2004, one since
                                                                  2005 and one since 2006) and one registered
                                                                  investment company for which Management
                                                                  acts as investment adviser (since 2006).

  John M. McGovern (37)     Treasurer and Principal Financial and Senior Vice President, Neuberger Berman,
                            Accounting Officer since 2005; prior  LLC since 2007; formerly, Vice President,
                            thereto, Assistant Treasurer since    Neuberger Berman, LLC, 2004 to 2006;
                            2004                                  Employee, Management since 1993; Treasurer
                                                                  and Principal Financial and Accounting
                                                                  Officer, sixteen registered investment
                                                                  companies for which Management acts as
                                                                  investment manager and administrator (fifteen
                                                                  since 2005 and one since 2006) and one
                                                                  registered investment company for which
                                                                  Management acts as investment adviser (since
                                                                  2006); formerly, Assistant Treasurer, fifteen
                                                                  registered investment companies for which
                                                                  Management acts as investment manager and
                                                                  administrator, 2002 to 2005.

  Frank Rosato (36)         Assistant Treasurer since 2005        Vice President, Neuberger Berman, LLC since
                                                                  2006; Employee, Management since 1995;
                                                                  Assistant Treasurer, sixteen registered
                                                                  investment companies for which Management
                                                                  acts as investment manager and administrator
                                                                  (fifteen since 2005 and one since 2006) and one
                                                                  registered investment company for which
                                                                  Management acts as investment adviser (since
                                                                  2006).

                                                NEUBERGER BERMAN MARCH 31, 2007

                                       Position and
Name, Age, and Address/(1)/     Length of Time Served/(2)/               Principal Occupation(s)/(3)/
--------------------------------------------------------------------------------------------------------------

  Frederic B. Soule (61)    Vice President since 2004           Senior Vice President, Neuberger Berman,
                                                                LLC since 2003; formerly, Vice President,
                                                                Neuberger Berman, LLC, 1999 to 2003; Vice
                                                                President, sixteen registered investment
                                                                companies for which Management acts as
                                                                investment manager and administrator (three
                                                                since 2000, four since 2002, three since 2003,
                                                                four since 2004, one since 2005 and one since
                                                                2006) and one registered investment company
                                                                for which Management acts as investment
                                                                adviser (since 2006).

  Chamaine Williams (35)    Chief Compliance Officer since 2005 Senior Vice President, Lehman Brothers Inc.
                                                                since 2007; formerly, Vice President, Lehman
                                                                Brothers Inc., 2003 to 2006; Chief Compliance
                                                                Officer, sixteen registered investment
                                                                companies for which Management acts as
                                                                investment manager and administrator (fifteen
                                                                since 2005 and one since 2006) and one
                                                                registered investment company for which
                                                                Management acts as investment adviser (since
                                                                2005); Chief Compliance Officer, Lehman
                                                                Brothers Asset Management Inc. since 2003;
                                                                Chief Compliance Officer, Lehman Brothers
                                                                Alternative Investment Management LLC
                                                                since 2003; formerly, Vice President, UBS
                                                                Global Asset Management (US) Inc. (formerly,
                                                                Mitchell Hutchins Asset Management, a
                                                                wholly-owned subsidiary of PaineWebber Inc.),
                                                                1997 to 2003.

--------

/(1)/ The business address of each listed person is 605 Third Avenue, New York, New York 10158.

/(2)/ Pursuant to the By-Laws of the Trust, each officer elected by the Fund Trustees shall hold office until his or her successor shall have been elected and qualified or until his or her earlier death, inability to serve, or resignation. Officers serve at the pleasure of the Fund Trustees and may be removed at any time with or without cause.

/(3)/ Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 1-800-877-9700 (toll-free) and on the website of the Securities and Exchange Commission, at www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge, by calling 1-800-877-9700 (toll-free), on the website of the Securities and Exchange Commission, at www.sec.gov, and on Management's website at www.nb.com.

Quarterly Portfolio Schedule

Each Trust files a complete schedule of portfolio holdings for each Fund and Master Series with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Trust's Forms N-Q are available on the Securities and Exchange Commission's website at www.sec.gov and may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling 1-800-877-9700 (toll-free).

Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Funds. This report is prepared for the general information of shareholders and is not an offer of shares of the Funds. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.

[LOGO] NEUBERGER BERMAN
A Lehman Brothers Company

Neuberger Berman Management Inc.
605 Third Avenue, 2nd Floor
New York, NY  10158-0180
Shareholder Services
800.877.9700
Institutional Services
800.366.6264

www.nbfunds.com



[LOGO] recycle  F0209 05/07

ITEM 2. CODE OF ETHICS

The Board of Trustees ("Board") of Neuberger Berman Institutional Liquidity Series ("Registrant") adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions ("Code of Ethics"). For the period covered by this Form N-CSR, there were no amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant's principal executive officer, principal financial officer, principle accounting officer or controller, or persons performing similar functions.

A copy of the Code of Ethics was included as an exhibit to Registrant's Form N-CSR filed on June 5, 2006. The Code of Ethics is also available, without charge, by calling 1-800-877-9700 (toll-free).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Board has determined that the Registrant has one audit committee financial expert serving on its audit committee. The Registrant's audit committee financial expert is Howard Mileaf. Mr. Mileaf is an independent director as defined by Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

The financial information provided below is that of the registrant, Neuberger Berman Institutional Liquidity Series. This N-CSR relates only to Neuberger Berman Institutional Cash Fund and Neuberger Berman Prime Money Fund (collectively, the "Funds"). Ernst & Young, LLP ("E&Y") serves as independent registered public accounting firm to Neuberger Berman Institutional Cash Fund. Tait, Weller & Baker LLP ("TW&B") serves as independent registered public accounting firm to Neuberger Berman Prime Money Fund.

(a)  Audit Fees
     ----------

The aggregate fees billed for professional services rendered by E&Y for the audit of the annual financial statements or services that are normally provided by E&Y in connection with statutory and regulatory filings or engagements were $9,000 and $10,000 for the fiscal years ended 2006 and 2007, respectively.

The aggregate fees billed for professional services rendered by TW&B for the audit of the annual financial statements or services that are normally provided by TW&B in connection with statutory and regulatory filings or engagements were $4,000 and $4,200 for the fiscal years ended 2006 and 2007, respectively.

(b)  Audit-Related Fees
     ------------------

The aggregate fees billed to the Registrant for assurance and related services by E&Y that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported above in Audit Fees were $0 and $0 for the fiscal years ended 2006 and 2007, respectively.

The fees billed to other entities in the investment company complex for assurance and related services by E&Y that are reasonably related to the performance of the audit that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0 and $0 for the fiscal years ended 2006 and 2007, respectively.

The aggregate fees billed to the Registrant for assurance and related services by TW&B that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported above in Audit Fees were $0 and $0 for the fiscal years ended 2006 and 2007, respectively.

The fees billed to other entities in the investment company complex for assurance and related services by TW&B that are reasonably related to the performance of the audit that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0 and $0 for the fiscal years ended 2006 and 2007, respectively.

(c)  Tax Fees
     --------

The aggregate fees billed to the Registrant for professional services rendered by E&Y for tax compliance, tax advice, and tax planning were $3,000 and $3,000 for the fiscal years ended 2006 and 2007, respectively. The nature of the services provided were tax compliance, tax advice, and tax planning. The Audit Committee approved 0% and 0% of these services provided by E&Y for the fiscal years ended 2006 and 2007, respectively, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

The fees billed to other entities in the investment company complex for professional services rendered by E&Y for tax compliance, tax advice, and tax planning that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $7,000 and $7,000 for the fiscal years ended 2006 and 2007, respectively. The Audit Committee approved 0% and 0% of these services provided by E&Y for the fiscal years ended 2006 and 2007, respectively, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

The aggregate fees billed to the Registrant for professional services rendered by TW&B for tax compliance, tax advice, and tax planning were $1,250 and $1,600 for the fiscal years ended 2006 and 2007, respectively. The nature of the services provided were tax compliance, tax advice, and tax planning. The Audit Committee approved 0% and 0% of these services provided by TW&B for the fiscal years ended 2006 and 2007, respectively, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

The fees billed to other entities in the investment company complex for professional services rendered by TW&B for tax compliance, tax advice, and tax planning that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $1,500 and $1,500 for the fiscal years ended 2006 and 2007, respectively. The Audit Committee approved 0% and 0% of these services provided by TW&B for the fiscal years ended 2006 and 2007, respectively, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(d)  All Other Fees
     --------------

The aggregate fees billed to the Registrant for products and services provided by E&Y, other than services reported in Audit Fees, Audit-Related Fees, and Tax Fees were $0 and $0 for the fiscal years ended 2006 and 2007, respectively.

The fees billed to other entities in the investment company complex for products and services provided by E&Y, other than services reported in Audit Fees, Audit-Related Fees, and Tax Fees, that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0 and $0 for the fiscal years ended 2006 and 2007, respectively.

The aggregate fees billed to the Registrant for products and services provided by TW&B, other than services reported in Audit Fees, Audit-Related Fees, and Tax Fees were $0 and $0 for the fiscal years ended 2006 and 2007, respectively.

The fees billed to other entities in the investment company complex for products and services provided by TW&B, other than services reported in Audit Fees, Audit-Related Fees, and Tax Fees, that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0 and $0 for the fiscal years ended 2006 and 2007, respectively.

(e)  Audit Committee's Pre-Approval Policies and Procedures
     ------------------------------------------------------

(1) The Audit Committee's pre-approval policies and procedures for the Registrant to engage an accountant to render audit and non-audit services delegate to each member of the Committee the power to pre-approve services between meetings of the Committee.

(2) None of the services described in paragraphs (b) through (d) above were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Hours Attributed to Other Persons
     ---------------------------------

Not applicable.

(g)  Non-Audit Fees
     --------------

Non-audit fees billed by E&Y for services rendered to the Registrant were $3,000 and $3,000 for the fiscal years ended 2006 and 2007, respectively.

Non-audit fees billed by E&Y for services rendered to the Registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant were $172,450 and $232,000 for the fiscal years ended 2006 and 2007, respectively.

Non-audit fees billed by TW&B for services rendered to the Registrant were $1,250 and $1,600 for the fiscal years ended 2006 and 2007, respectively.

Non-audit fees billed by TW&B for services rendered to the Registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant were $21,700 and $41,100 for the fiscal years ended 2006 and 2007, respectively.

(h) The Audit Committee of the Board considered whether the provision of non-audit services rendered to the Registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant that were not pre-approved by the Audit Committee because the engagement did not relate directly to the operations and financial reporting of the Registrant is compatible with maintaining E&Y's and TW&B's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

The complete schedule of investments for each series is disclosed in the Registrant's Annual Report, which is included as Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable to the Registrant.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no changes to the procedures by which shareholders may recommend nominees to the Board.

ITEM 11. CONTROLS AND PROCEDURES

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act")) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal

     Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the Registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1)  A  copy  of  the  Code  of  Ethics  is   incorporated  by  reference  to
        Registrant's Form N-CSR, Investment Company Act file number 811-21647 (filed June 5, 2006).

(a)(2) The certifications required by Rule 30a-2(a) of the Act and Section 302 of the Sarbanes-Oxley Act of 2002 ("Sarbanes-Oxley Act") are attached hereto.

(a)(3)  Not applicable.

(b) The certifications required by Rule 30a-2(b) of the Act and Section 906 of the Sarbanes-Oxley Act are attached hereto.

The certifications provided pursuant to Rule 30a-2(a) of the Act and Section 906 of the Sarbanes-Oxley Act are not deemed "filed" for purposes of Section 18 of the Securities Exchange Act of 1934 ("Exchange Act"), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEUBERGER BERMAN INSTITUTIONAL LIQUIDITY SERIES


By:  /s/Peter E. Sundman
     ----------------------------
     Peter E. Sundman
     Chief Executive Officer

Date: June 7, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By:  /s/Peter E. Sundman
     ----------------------------
        Peter E. Sundman
        Chief Executive Officer

Date: June 7, 2007



By:  /s/John M. McGovern
     ----------------------------
        John M. McGovern
        Treasurer and Principal Financial
        and Accounting Officer

Date: June 7, 2007